FFTW FUNDS, INC.





















                                                                Annual Report
                                                            December 31, 1997
















200 PARK AVENUE
NEW YORK, NY  10166
TELEPHONE 212.681.3000
FACSIMILE 212.681.3250

FFTW Funds, Inc.

==============================================================================
President's Letter

==============================================================================



February 27, 1998




Dear Shareholder:

We are pleased to present the Annual Report for the year ended December 31, 1997. FFTW Funds, Inc. continues to enjoy strong growth in its Portfolios, each reflecting a specific strategy to meet the objectives of our investors.

During the year, we introduced the Emerging Markets Portfolio for institutional investors who wish to participate in a broader range of global markets. We also added the Money Market Portfolio, to which we were previously a sub-adviser, into the FFTW Funds, Inc. family through a tax-free reorganization. The growth in our fund family reflects its increasing success as it enters its ninth year.

We greatly appreciate your participation in FFTW Funds. We welcome the opportunity to discuss the objectives and results of our Portfolios in a continuing effort to meet your investment needs. Please do not hesitate to contact us with questions or comments regarding this report, or for assistance in general.


Yours sincerely,




O. John Olcay
Chairman of the Board and President



==============================================================================
Table of Contents

==============================================================================


Overviews - U.S. Portfolios                                                 1

Performance - U.S. Portfolios                                               3

Overviews - Global and International Portfolios                             6

Performance - Global and International Portfolios                           8

Schedules of Investments
                           Money Market Portfolio                          13
                           U.S. Short-Term Portfolio                       14
                           Stable Return Portfolio                         17
                           Mortgage Total Return Portfolio                 19
                           Worldwide Portfolio                             22
                           Worldwide-Hedged Portfolio                      24
                           International Portfolio                         26
                           International-Hedged Portfolio                  28
                           Emerging Markets Portfolio                      30

Statements of Assets and Liabilities                                       34

Statements of Operations                                                   39

Statements of Changes in Net Assets                                        44

Financial Highlights                                                       49

Notes to Financial Statements                                              58



FFTW Funds, Inc.

===============================================================================
Overviews - U.S. Portfolios
December 31, 1997
===============================================================================

           Money Market Portfolio1           Stable Return Portfolio
           U.S. Short-Term Portfolio         Mortgage Total Return Portfolio


         Each of the U.S. Portfolios either matched or outperformed its benchmark for the year ended December 31, 1997 (see pages 3-5 for the performance of each Portfolio). An underweighting U. S. Treasuries during the first half of the year along with successful duration management contributed heavily to the positive performance. As the investment team managing the Money Market, U.S. Short-Term, and Stable Return Portfolios employs similar strategies for each, this report discusses the market conditions faced by, and the corresponding positions taken, in the aggregate.

         During the first quarter of 1997, money market yields were fairly volatile, as interest rates increased and the yield curve flattened. Spreads on non-Treasury securities widened slightly at the short end of the yield curve in the first quarter. Non-Treasury sectors continued to outperform government securities in the front end of the yield curve as their higher yields more than compensated for the additional spread risk.

         In anticipation of a rise in interest rates in the first quarter, the manager reduced the Portfolios' duration to below neutral. Once the Fed tightening occurred, the coupon curve flattened and the money market curve steepened. By creating a bullet strategy, the Portfolios were able to pick up yield and avoid the steepening in the front end of the market.

         When interest rates peaked in late April, the market's anticipation of another Fed tightening was evidenced by higher implied forward rates. This provided an opportunity to extend duration, and the Portfolios maintained this somewhat long bias for most of the second quarter. Consumption slowed dramatically, and expectations for an acceleration in inflation never materialized, leading to a rapid rise in bond prices.

         As usual in bond market rallies, the intermediate (five to ten year) part of the yield curve outperformed both the longer and shorter ends in the second quarter. The money market curve flattened, and a tight supply of short maturity Treasury bills led to technical dislocations and lower yields. The Portfolios' yield curve position was barbelled at the beginning of the second quarter, holding longer duration securities than the benchmark. The Portfolios later moved to a bulleted position, increasing yield and capturing price appreciation from the flattening curve.

         The second half of the year was marked by subdued inflation and strong economic growth. As interest rates fell, concerns about accelerated mortgage prepayments continued. The asset-backed securities market experienced significant new issuance, and demand for high-quality asset-backs remained strong. Spreads widened by ten basis points or more and credit quality concerns diminished as the performance of underlying collateral stopped eroding.

         In the corporate sector, bond spreads widened leading to deterioration in Thai, Indonesian and Korean issuers. BBB securities continued to have the best performance, followed by A and AA/AAA sectors. Several Asian countries were downgraded to below investment grade. Longer-dated issues underperformed those with intermediate maturities, reflecting a supply/demand imbalance.

         The Treasury market rallied during the fourth quarter. The yield curve flattened as rates rose in the very short end and declined in the long end of the yield curve. The balance between supply and demand remained positive as the prospects of a shrinking budget deficit and the strong dollar made Treasuries attractive to foreigners. The Portfolios maintained a long duration exposure during most of the quarter, which added to performance as the year closed.


1 The Money Market Portfolio began operations as a Portfolio of FFTW Funds, Inc. (the "FFTW Portfolio") on April 29, 1997. Previously, the portfolio operated as the Money Market Portfolio of AMT Capital Fund, Inc. (the "AMT Capital Portfolio") which was sub-advised by Fischer Francis Trees & Watts, Inc. ("FFTW"). Shareholders of the AMT Capital Portfolio approved a tax-free reorganization into the FFTW Portfolio on April 28, 1997.



==========================================================================
Overviews - U.S. Portfolios (continued)
December 31, 1997
==========================================================================


Mortgage Total Return Portfolio

         The Portfolio outperformed its benchmark by 70 basis points during the year ended December 31, 1997, with particularly strong performance in the second quarter (see page 5 for the performance of the Portfolio). The other three quarters were marked by active trading and shifting strategies with only minor impact on relative performance as the Portfolio attempted to keep up with a changing market environment that brought on prepayment concerns as the year wound down.

         The first quarter was marked by a decline in the volatility of interest rates. This decline presented an opportunity to "buy" volatility and reduce the negative convexity of the mortgage portfolio. As a result, the Portfolio had a higher convexity than its benchmark at quarter end. The mortgage exposure overall did not change in a material way during the first quarter but within the sector, two shifts occurred. The first concentrated pass-through positions in current coupon pass-throughs and the second reduced the exposure to prepayment risk.

         During the second quarter, all sectors of the mortgage market performed well, outperforming Treasuries as current coupon pass-through spreads tightened. This performance was the result of a low volatility environment, making the incremental return from mortgage securities especially attractive. In addition, the Portfolio was able to capitalize on the benign environment for the mortgage sector by focusing on TBA pass-throughs, which enjoyed excellent financing in the dollar roll market due to strong CMO bids. The Portfolio also took selective positions in lower coupon IOs and GNMA ARMs.

         As the second half of the year began, concerns rose about the possibility of an increase in prepayments. In addition, with the mortgage market especially vulnerable to a continued rally in the bond market, the Portfolio was managed more defensively. Holdings of mortgage securities were reduced and holdings in options increased, thereby significantly increasing the convexity of the Portfolio. Through the use of mortgage and treasury options, the Portfolio was positioned to benefit in a market rally by reducing the exposure to the mortgage market.

         Meanwhile, the asset-backed market saw a significant number of new issues during the third quarter. Spreads widened by ten basis points or more and credit quality concerns diminished, as the performance of underlying collateral stopped eroding. Spreads continued to widen during the remainder of the year and demand for high-quality asset-backeds remained strong.

         Concerns about accelerating mortgage prepayments continued in the fourth quarter. As interest rates fell, investors demanded a higher risk premium as an incentive to invest in mortgages. Mortgages underperformed Treasuries as yield spreads widened. The Portfolio was positioned defensively at year end in anticipation of low interest rates and possible prepayments. In addition, it was moved to a neutral sector allocation relative to the mortgage benchmark.




FFTW Funds, Inc.

  ============================================================================
  Performance - U.S. Portfolios
  December 31,1997
  ============================================================================
Money Market Portfolio seeks to attain current income, liquidity, and the maintenance of a stable net asset value per share through investments in high quality, short-term obligations.

             Yield Information for the 7-day period ended December 31, 1997:
        ---------------------------------------------------------------------
                                                                    Effective
                                               Yield                  Yield

                 Money Market Portfolio         5.76%                  5.93%

                 IBC's Money Fund Report
                 AveragesTM-All  Taxable        5.12%                  5.25%


               ---------------------------------------------------------------



U.S. Short-Term Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital and to maintain liquidity by investing primarily in high-quality fixed income securities with an average U.S.
dollar-weighted duration of less than one year. U.S. Short-Term is not a money market fund and its shares are not guaranteed by the U.S. Government.

       Average Annual Total Return for the periods ended December 31, 1997:
   ---------------------------------------------------------------------------

                                      Since
                                   One Year        5 Years       Inception*

 U.S. Short-Term Portfolio           5.09%          4.58%           5.17%

 IBC's Money Fund Report AveragesTM
 -All Taxable*                       5.09%          4.39%           4.88%


              ----------------------------------------------------------------
               * U.S. Short Term Portfolio commenced operations on December 6, 1989. The Portfolio invests in longer term maturities than the benchmark and, therefore, presents greater risks of NAV fluctuation.



Stable Return Portfolio seeks to maintain a stable level of total return as may be consistent with the preservation of capital by investing primarily in high-quality debt securities with an average U.S. dollar-weighted duration of less than three years and by using interest rate hedging as a stabilizing technique.



         Average Annual Total Return for the periods ended December 31, 1997:
        ----------------------------------------------------------------------

                                                   One              Since
                                                   Year          Inception*

   Stable Return Portfolio                           7.21%             5.76%

   Merrill Lynch 1-2.99 Year Treasury Index          6.66%             5.59%

               ---------------------------------------------------------------
               *  Stable Return Portfolio commenced operations on July 26,1993.







  =============================================================================
  Performance - U.S. Portfolios (continued)
  December 31,1997
  =============================================================================


Mortgage Total Return Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in mortgage-related securities, maintaining an average U.S. dollar-weighted duration in the range of two to six years.



           Average Annual Total Return for the periods ended December 31, 1997:
          ---------------------------------------------------------------------

                                                 One                Since
                                                 Year             Inception*

     Mortgage Total Return Portfolio            10.19%              10.06%

     Lehman Mortgage-Backed Securities Index     9.49%               9.16%

          --------------------------------------------------------------------
      * Mortgage Total Return Portfolio commenced operations on April 29, 1996.




=============================================================================
Overviews - Global and International Portfolios
December 31,1997
=============================================================================



                  Worldwide Portfolio           International Portfolio
                  Worldwide-Hedged Portfolio    International-Hedged Portfolio2
                  Emerging Markets              Portfolio3


                  Each of the Global and International Portfolios beat its respective benchmark by a significant margin (see pages 8-12 for the performance of each Portfolio). In general, much of this performance came against a backdrop of turmoil in Asia and a crumbling financial sector in Japan. Factors contributing to positive performance relative to the Portfolios' benchmarks included duration and yield curve positioning in core European positions, strategic positioning in foreign exchange, an overweight in U.S. Treasuries versus the benchmarks for much of the year, and an underweighting in Asia. As the investment team managing the Global and International Portfolios employs similar strategies for each, this report discusses the market conditions faced by, and the corresponding positions taken, in the aggregate.

         1997 has been characterized by unusually divergent market performance, despite positive economic growth and moderate inflation in almost every country. The U. S. economy continues to lead the industrialized countries with strong growth. Low inflation is prevalent everywhere, with even Brazil managing to maintain a single digit inflation rate. The dampening of inflation provided very positive signals for long-term interest rates, and resulted in rising prices of long-dated government bonds. The turmoil in Asia, with ripple effects on the rest of the world, meant that credit spreads began to widen for the first time in years. Emerging markets debt, which performed well for the year overall, declined 12% in October leading to a fourth quarter fall.

         The U. S. Dollar rose against almost every currency in the world, some by significant amounts. The rising dollar and the flight to quality are two of the strongest forces at work in the global fixed-income marketplace. Indeed, U. S. Treasuries were the best performing sector in the bond markets during the fourth quarter.

         In Europe, the German bond market was buffeted by countervailing forces in the first quarter. Inflation news was excellent and business activity picked up helped by strong exports. However, unemployment continued to climb and doubts about the timing of the European Monetary Union undermined previous assumptions of perpetually tight fiscal policy. As the year wore on, concern over the EMU was replaced by optimism. By the fourth quarter, European yield spreads were trading in a narrow range as the EMU finally had been fully discounted.

         The second quarter saw a fall of core European bond yields despite a modest pick up in economic activity. The driving factors were expectations of low and stable interest rates and the rally of U. S. Treasuries. In the fall, manufacturing activity in core Europe accelerated, aided by low interest rates and weaker currencies. By the fourth quarter, Europe was enjoying strong economic growth and increased business confidence.

         The same cannot be said for Japan, where the year began with Japanese bond yields sustaining record low levels spurred by continued evidence of problems with the banking system, concerns about the impact of prospective fiscal tightening and the confinement of unequivocal economic recovery to the export sector. During the second quarter, the bond market was volatile with spreads narrowing and yields gyrating. The second half of the year proved no better. Bond yields continued to reach new lows, the economy was very weak and the market continued to view an increase in official rates by the Bank of Japan as extremely unlikely.


 2 International-Hedged Portfolio is used exclusively by FFTW for the portion of its client base that seeks the incremental return that a limited exposure to the international markets may bring. The investment strategy employed by FFTW involves investing the Portfolio in a diversified international portfolio but swapping the return of the JP Morgan Global Government Bond Index, Non-U. S. Hedged ("Bond Index")in exchange for a LIBOR-based payment to the Portfolio. The success of the strategy is measured relative to the JP Morgan 3-Month Eurodeposit Index
("Index"). The Portfolio significantly outperformed the Index utilizing the strategies noted above with respect to its international bond positions. In addition, the Portfolio received payments on the swap due to a decline in the Bond Index, as well as receiving the LIBOR-based payments. 3 The Emerging Markets Portfolio began operations on August 12, 1997.


===============================================================================
Overviews - Global and International Portfolios (continued)
December 31,1997
===============================================================================


         In the fourth quarter, domestic demand in Japan failed to pick up and the East Asian crisis dampened the prospects for exports to other Asian countries. Exacerbating the situation further, yields of Japanese bonds continued their descent and the crumbling financial sector created a severe credit allocation.

         In the foreign exchange market, not unexpectedly, the Japanese yen performed poorly. After an uptick in the second quarter, the remainder of the year saw a steady decline. The Deutschemark fluctuated in a relatively narrow band, with concerns over the impact of the EMU and changing expectations regarding interest rates preventing any significant increase.

         The emerging markets arena was dominated by the Asian crisis in 1997. Some currencies fell by as much as 50% versus the U. S. Dollar. Thailand, Malaysia, Indonesia and the Philippines devalued by 20%-30% in the third quarter alone, as investors became concerned about the suitability of their current account deficits and the fragility of their banking systems. IMF support programs in Thailand, Indonesia and Korea failed to stabilize their markets or significantly improve investor confidence. Credit spreads on Korean, Indonesian and Thai bonds as their ratings fell to below investment grade. Credit spreads on all emerging markets debt widened in sympathy with wider spreads in Asia.

         Currencies in Latin America and Europe held up considerably well, remaining relatively stable throughout the crisis. Brazil took decisive steps to reduce its fiscal deficit in the fourth quarter.

         The current strategy, as the Portfolios enter 1998, is an overweight position in both the U. S. and European bond markets, while underweighting both Japanese bonds and the yen. In emerging markets, a preference for hard currency bonds will continue along with an underweighting in Asia and an overweighting in Latin America.




===============================================================================
  Performance - Global and International Portfolios
  December 31,1997
===============================================================================


Worldwide Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in both U.S. dollars and foreign currencies, with an average U.S. dollar-weighted duration of less than eight years.



          Average Annual Total Return for the periods ended December 31, 1997:
  -----------------------------------------------------------------------------

                                          One                         Since
                                          Year     Five Years       Inception*

  Worldwide Portfolio                     2.93%       6.78%           7.62%

  JP Morgan Global Government Bond Index
  (Unhedged)                              1.41%       7.50%           7.79%

  ------------------------------------------------------------------------------
  * Worldwide Portfolio commenced operations on April 15, 1992.


Worldwide-Hedged Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in both U.S. dollars and foreign currencies, with an average U.S. dollar-weighted duration of less than eight years and by actively utilizing currency hedging techniques.

         Average Annual Total Return for the periods ended December 31, 1997:
  -----------------------------------------------------------------------------

                               One                                     Since
                              Year              Five Years          Inception*

  Worldwide-Hedged Portfolio   12.60%             10.85%              10.71%

  Customized Benchmark*        10.87%              7.80%               7.87%

  -----------------------------------------------------------------------------
  *Customized Benchmark May 19, 1992 (commencement of operations of the Portfolio) through July 31, 1994 - JP Morgan Global
   Government  Bond Index (Hedged); August 1, 1994  through
  June 30, 1995 - IBC's Money Fund Report AveragesTM-All
  Taxable; July 1,
   1995 to present - JP Morgan Global Government Bond  Index
  (Hedged). For the period between August 1, 1994 and June 30,
  1995, the
   Wordwide-Hedged. Portfolio was invested in cash or short-term instruments due to its small size. Consequently, the Portfolio's performance is compared to this Customized Benchmark.



International Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in foreign currencies, with an average U.S. dollar-weighted duration of less than eight years.

       Average Annual Total Return for the periods ended December 31, 1997:
   ----------------------------------------------------------------------------

                                        One                    Since
                                       Year                 Inception*

   International Portfolio             (0.43%)                  3.73%

   JP Morgan Global Government Bond
   Index (Non-U.S. Unhedged)           (3.77%)                  1.81%

   ----------------------------------------------------------------------------
   *  International Portfolio commenced operations on May 9, 1996.


  =============================================================================
  Performance - Global and International Portfolios (continued)
  December 31,1997
  =============================================================================


International-Hedged Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in high-quality fixed income securities from bond markets worldwide, denominated in foreign currencies, with an average U.S. dollar-weighted duration of less than eight years and by actively utilizing currency hedging techniques.

        Average Annual Total Return for the periods ended December 31, 1997:
   ----------------------------------------------------------------------------

                                                                        Since
                                              One               Recommencement
                                             Year               of Operations*

   International-Hedged Portfolio            8.77%                   6.87%

   JP Morgan 3-Month Eurodeposit Index       6.00%                   5.93%

   -----------------------------------------------------------------------------
   * The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%, versus the JP Morgan Global Government Bond Index (Non-U.S. Hedged), which had an annualized return of 2.98% for the same period, and the JP Morgan 3-Month Eurodeposit Index, which had an annualized return of 4.05% for the same period. The return stated is for the period commencing September 14, 1995.



Emerging Markets Portfolio seeks to attain a high level of total return as may be consistent with the preservation of capital by investing primarily in fixed income securities from bond markets in emerging markets countries, denominated in local currencies or currencies of OECD countries, with an average U.S. dollar-weighted duration of less than eight years.



            Average Annual Total Return for the period ended December 31, 1997:
   ----------------------------------------------------------------------------
                                                       Since
                                                    Inception*

   Emerging Markets  Portfolio                        (1.20%)

   JP Morgan Emerging Local Markets Index Plus        (8.49%)

   ----------------------------------------------------------------------------
   *  Emerging Markets Portfolio commenced operations on August 12,1997.





============================================================================
Money Market Portfolio - Schedule of Investments
December 31, 1997
============================================================================

                                                                                           Face
                                                                                          Amount                      Value


Asset- and Mortgage-Backed Securities - 6.8%
CIT RV Trust, Ser. 1997-A, Class A1, 5.800% due 12/15/98                                 $    782,048        $           782,048
Triangle Funding Ltd, Ser. 1997-Class 1, 6.957% due 11/15/98                                1,000,000                  1,000,000
                                                                                                        -------------------------
   Total (Cost - $1,782,048)                                                                                           1,782,048
                                                                                                        -------------------------

Bank Obligations - 54.7%
Bank of Boston (Nassau) Time Deposit, 4.500% due 1/2/98                                     1,300,000                  1,300,000
Bank of Montreal Time Deposit, 5.937% due 1/2/98                                            1,000,000                  1,000,000
Barclays Bank Euro CD, 5.64% due 1/5/98                                                     1,000,000                  1,000,001
Bayerische Vereinsbank Euro CD, 5.731% due 2/27/98                                          1,000,000                  1,000,010
Den Danske Bank Time Deposit, 6.000% due 1/2/98                                             1,000,000                  1,000,000
Morgan Guaranty Trust Euro CD, 5.680% due 3/16/98                                           1,000,000                  1,000,015
National Australia Bank Euro CD, 5.672% due 3/3/98                                          1,000,000                  1,000,017
Oester Kontrolbank AG CD, 5.520% due 1/14/98                                                1,000,000                    998,006
Rabo Bank Yankee CD, 5.649% due 1/30/98                                                     1,000,000                  1,000,024
Royal Bank of Canada Yankee CD, 5.673% due 3/4/98                                           1,000,000                    999,742
Societe Generale Yankee CD, 5.700% due 4/30/98                                              1,000,000                    999,633
Svenska Handelsbanken Euro CD, 5.678% due 3/12/98                                           1,000,000                  1,000,045
Toronto Dominion Euro CD, 5.662% due 2/17/98                                                1,000,000                  1,000,019
Westdeutsche Euro CD, 5.673% due 3/4/98                                                     1,000,000                  1,000,027
                                                                                                        -------------------------
   Total (Cost - $14,297,539)                                                                                         14,297,539
                                                                                                        -------------------------

Commercial Paper - 38.0%*
Caisse d'Amortissement de la Dette Sociale, 5.600% due 3/5/98                               1,000,000                    990,025
Caisse Des Depots et Consignations, 5.600% due 2/19/98                                      1,000,000                    992,269
Clorox Co., 5.880% due 1/8/98                                                               1,000,000                    998,913
Daimler Benz NA, 5.655% due 3/23/98                                                         1,000,000                    987,175
Dakota Co., 5.600% due 2/13/98                                                              1,000,000                    993,192
Delaware Funding Corp., 5.920% due 1/7/98                                                   1,000,000                    999,067
General Electric Capital Corp., 5.600% due 1/20/98                                          1,000,000                    997,055
Glaxo Wellcome plc, 5.600% due 1/27/98                                                      1,000,000                    995,977
Government of Canada, 5.612% due 4/7/98                                                     1,000,000                    984,960
Southern Co., 5.680% due 2/17/98                                                            1,000,000                    992,585
                                                                                                        -------------------------
   Total (Cost - $9,931,218)                                                                                           9,931,218
                                                                                                        -------------------------

Total Investments - 99.5% (Cost - $26,010,805)                                                                        26,010,805
                                                                                                        -------------------------

Other Assets and Liabilities - 0.5%                                                                                      141,413
                                                                                                        -------------------------

Net Assets - 100.0%                                                                                            $      26,152,218
                                                                                                        =========================




Summary of Abbreviations
CD        Certificate of Deposit
* Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.





==============================================================================
U.S. Short-Term Portfolio - Schedule of Investments
December 31, 1997
==============================================================================

                                                                                             Face
                                                                                            Amount                    Value


Asset- and Mortgage-Backed Securities - 53.4%
Aames Mortgage Trust (FRN), Ser. 1997-C, Class A1F, 6.120% due 5/15/12               $    8,199,278          $     8,195,434
Beneficial Mortgage Corp. (FRN), Ser. 1995-1, Class A1, 6.189% due 3/28/25                2,302,084                2,285,210
Block Mortgage Finance, Inc. (FRN), Ser. 1997-2, Class A6, 5.898% due 5/25/27             2,817,002                2,797,142
Champion Home Equity Loan Trust, Ser. 1997-2, Class A1, 6.590% due 11/25/10               9,873,124                9,869,076
Chase Manhattan Home Equity Loan Trust (FRN), Ser. 1995-1, Class A1, 6.221% due
     10/15/25                                                                             6,262,213                6,265,282
Chase Manhattan RV Owner Trust, Ser. 1997-A, Class A2, 5.852% due 8/15/00                 9,500,676                9,500,581
Contimortgage Home Equity Loan Trust (FRN), Ser. 1997-3, Class A10, 6.190% due
     8/15/28                                                                              4,399,115                4,358,863
Contimortgage Home Equity Loan Trust, Ser. 1996-1, Class A8, 6.320% due 3/15/27           1,378,906                1,383,056
Contimortgage Home Equity Loan Trust, Ser. 1997-2, Class A1, 6.320% due 9/15/07              21,810                   21,760
Contimortgage Home Equity Loan Trust, Ser. 1997-4, Class A3, 6.260% due 7/15/12          10,000,000                9,990,500
Discover Credit Card Trust, Ser. 1991-F, Class A, 7.850% due 11/21/00                     5,000,000                5,054,200
Discover Credit Card Trust, Ser. 1993-A, Class A, 6.250% due 8/16/00                      7,873,333                7,863,412
Discover Credit Card Trust I, Ser. 1997-1, Class A, 6.070% due 2/16/05                    2,000,000                1,998,640
EQCC Home Equity Loan Trust (FRN), Ser. 1997-3, Class A10, 6.155% due 11/15/28            7,630,895                7,630,895
EQCC Home Equity Loan Trust, Ser. 1996-4, Class A3, 6.260% due 11/15/06                   6,000,000                6,007,680
FHLMC, Ser. 1537, Class E, 5.450% due 3/15/04                                             2,876,772                2,869,839
First Chicago Master Trust II, Ser. 1992-E, Class A, 6.250% due 8/15/99                   3,614,164                3,606,502
FNMA (FRN), Ser. 1993-54, Class FK, 6.725% due 4/25/21                                    3,688,576                3,718,638
FNMA, Ser. 1993-245, Class PC, 5.000% due 7/25/13                                           382,771                  381,293
FNMA, Ser. 1994-93, Class PC, 7.000% due 5/25/13                                          3,245,394                3,244,193
Ford Credit Auto Owner Trust, Ser. 1997-B, Class A2, 5.950% due 1/15/00                   6,000,000                5,997,360
GE Capital Mortgage Services, Inc., Ser. 1997-HE3, Class A1, 6.530% due 12/25/10          9,252,558                9,241,455
Headlands Mortgage Secs., Inc. (FRN), Ser. 1997-3, Class C1, 5.969% due 7/25/27           2,062,314                2,054,663
HFC Home Equity Loan (FRN), Ser. 1992-1, Class A1, 6.310% due 5/20/07                     1,976,320                1,976,320
HFC Home Equity Loan (FRN), Ser. 1992-1, Class A2, 6.505% due 5/20/07                     1,198,964                1,195,967
HFC Home Equity Loan (FRN), Ser. 1992-2, Class A2, 6.485% due 10/20/07                    6,142,013                6,144,777
HFC Home Equity Loan (FRN), Ser. 1993-1, Class A1, 6.260% due 5/20/08                     4,676,359                4,674,862
HFC Revolving Home Equity Loan Trust (FRN), Ser. 1996-2, Class A, 6.109% due
     2/20/18                                                                              6,931,695                6,933,774
HFC Revolving Home Equity Loan Trust,  Ser. 1995-1, Class A1, 6.189% due 9/20/15          6,737,808                6,738,010
HFC Revolving Home Equity Loan Trust (FRN), Ser. 1994-2, Class A1, 6.199% due
     9/20/14                                                                              9,100,094                9,072,247
Independent National Mortgage Corp. (FRN), Ser. 1996-A, Class A7, 6.445% due
     9/25/26                                                                              3,933,317                3,944,173
Matterhorn, Ser. 9651, Class A, 6.375% due 1/21/06                                        2,552,783                2,552,783
MBNA Master Credit Card Trust (FRN), Ser. 1992-3, Class A, 6.475% due 12/15/99            5,100,000                5,103,774
MBNA Master Credit Card Trust, Ser. 1993-3, Class A, 5.400% due 9/15/00                  14,705,000               14,613,388
Merrill Lynch Home Equity Loan (FRN), Ser. 1993-1, Class A, 6.500% due 2/15/03               46,952                   46,952
Merrill Lynch Mortgage Investors, Inc. (FRN), Ser. 1993-F, Class A2, 6.100% due
     9/15/23                                                                              5,637,087                5,726,886
Merrill Lynch Mortgage Investors, Inc. (FRN), Ser. 1994-F, Class A1, 6.000% due
     4/15/19                                                                              1,426,333                1,426,034
MLCC Mortgage Investors, Inc. (FRN), Ser. 1995-B, Class A, 6.150% due 10/15/20            8,907,630                8,949,674
Money Store Home Equity Trust, Ser. 1996-C, Class A1, 6.700% due 9/15/08                  1,609,853                1,607,133



===========================================================================
U.S. Short-Term Portfolio - Schedule of Investments (continued)
December 31, 1997
===========================================================================



                                                                                           Face
                                                                                          Amount                    Value



Asset- and Mortgage-Backed Securities (continued)
Nationsbank Auto Owner Trust, Ser. 1996-A, Class A2, 6.125% due 7/15/99             $     1,819,353            $   1,820,117
Oakwood Mortgage Investors, Inc. (FRN), Ser. 1997-A,Class A1, 6.061% due 5/15/27            325,950                  326,022
Premier Auto Trust, Ser. 1995-1, Class A6, 8.050% due 4/4/00                              9,472,275                9,529,393
Premier Auto Trust, Ser. 1995-3, Class A5, 6.150% due 3/6/00                              5,500,000                5,505,830
Premier Auto Trust, Ser. 1997-1, Class A2, 5.900% due 4/6/00                             11,201,128               11,199,223
Residential Asset Sec. Trust, Ser. 1997-A4, Class A9, 6.119% due 6/25/27                 10,318,620               10,291,275
Residential Funding Mortgage Sec. I, Ser. 1993-S41, Class A1, 6.844% due 9/25/23            651,117                  651,026
Santa Barbara Funding II (FRN), Ser. A, Class 1, 6.588% due 3/20/18                         356,141                  361,024
Sears Credit Account Master Trust, Ser. 1994-2, Class A, 7.250% due 7/16/01               2,548,333                2,551,239
Signet Credit Card Master Trust, Ser. 1993-1, Class A, 5.200% due 2/15/02                 5,350,000                5,317,472
Standard Credit Card Master Trust, Ser. 1991-3, Class B, 9.250% due 9/7/99                7,150,000                7,294,001
Standard Credit Card Master Trust, Ser. 1991-6, Class A, 7.875% due 11/7/98               3,000,000                3,043,890
Student Loan Marketing Association (FRN), Ser. 1996-2, Class A1, 5.676% due
     10/25/04                                                                             6,991,438                6,983,748
                                                                                                      -----------------------
   Total (Cost - $260,138,261)                                                                                   259,916,688
                                                                                                      -----------------------

Bank Obligations - 27.2%
Bank of Boston (Nassau) Time Deposit, 4.500% due 1/2/98                                  20,670,000               20,670,000
Bank of Montreal Time Deposit, 5.938% due 1/2/98                                         23,500,000               23,500,000
Banque Nationale de Paris Euro CD, 5.000% due 1/2/98                                     23,500,000               23,500,000
Den Danske Bank Time Deposit, 6.000% due 1/2/98                                          23,500,000               23,500,000
Republic National Bank New York Time Deposit, 5.500% due 1/2/98                          23,500,000               23,500,000
Societe Generale Time Deposit, 4.500% due 1/2/98                                         18,000,000               18,000,000
                                                                                                      -----------------------
   Total (Cost - $132,670,000)                                                                                   132,670,000
                                                                                                      -----------------------

Corporate Obligations - 4.1%
Ameritech Capital Funding (FRN), 5.831% due 5/12/98                                       5,000,000                5,001,655
DuPont (E.I.) de Nemours & Co., 8.500% due 6/25/98                                        2,750,000                2,782,656
Salomon, Inc. (FRN), 6.906% due 2/14/00                                                  12,000,000               12,245,556
                                                                                                      -----------------------
   Total (Cost - $20,015,232)                                                                                     20,029,867
                                                                                                      -----------------------

Commercial Paper - 4.0%*
Daimler Benz NA, 5.700% due 3/23/98                                                      10,000,000                9,871,750
Woolwich Building Society plc, 5.650% due 6/5/98                                         10,000,000                9,756,736
                                                                                                      -----------------------
   Total (Cost - $19,628,486)                                                                                     19,628,486
                                                                                                      -----------------------

Foreign Obligations - 4.6%
Arkaig Finance Co. BV (FRN), 3.760% due 3/19/99                                           4,500,000                4,468,500
Halifax Building Society (FRN), 5.938% due 9/10/99                                       10,000,000               10,002,500
Okobank (FRN), Ser. BR, 7.200% due 10/29/49                                               3,600,000                3,663,000
Vattenfall Treasury AB, 6.000% due 6/10/98                                                4,000,000                4,000,000
                                                                                                      -----------------------
   Total (Cost - $22,182,863)                                                                                     22,134,000
                                                                                                      -----------------------

===============================================================================
U.S. Short-Term Portfolio - Schedule of Investments (continued)
December 31, 1997
===============================================================================

                                                                                          Face
                                                                                         Amount                    Value


U.S. Government Obligations - 7.9%
U.S. Treasury Bill, 5.497% due 1/8/98*@                                               $   3,000,000           $    2,997,261
U.S. Treasury Note, 5.750% due 10/31/02                                                     200,000                  200,250
U.S. Treasury Note, 5.750% due 11/30/02                                                  35,000,000               35,032,795
                                                                                                      -----------------------
   Total (Cost - $38,256,310)                                                                                     38,230,306
                                                                                                      -----------------------

Total Investments - 101.2% (Cost - $492,891,152)                                                                 492,609,347
                                                                                                      -----------------------

Other Assets and Liabilities - (1.2%)                                                                            (5,703,699)
                                                                                                      -----------------------

Net Assets - 100.0%                                                                                            $ 486,905,648
                                                                                                      =======================



Summary of Abbreviations
CD    Certificate of Deposit
FRN  Floating Rate Note

*      Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account to cover open financial futures contracts.

See Notes to Financial Statements.






==============================================================================
Stable Return Portfolio - Schedule of Investments
December 31, 1997
==============================================================================

                                                                                           Face
                                                                                           Amount                    Value

Long-Term Investments - 110.2%

Asset- and Mortgage-Backed Securities - 46.1%
Bear Stearns Mtg. Securities, Inc., Ser. 1996-4, Class AI4, 7.350% due 9/25/27      $       400,000            $        401,876
Bear Stearns Mtg. Securities, Inc., Ser. 1996-5, Class A3, 7.250% due 9/25/27               539,193                     538,740
Bear Stearns Mtg. Securities, Inc., Ser. 1996-8, Class A4, 7.250% due 11/25/27              668,000                     668,675
California Infrastructure SCE-1, Ser. 1997-1, Class A2, 6.140% due 3/25/02                1,000,000                   1,002,360
California Infrastructure SDG&E-1, Ser. 1997-1, Class A2, 6.040% due 3/25/02              1,000,000                   1,001,220
Centrex Auto Trust, Ser. 1996-B, Class CTFS, 6.600% due 9/15/04                             500,000                     499,531
CIT RV Trust, Ser. 1997-A, Class A4, 6.200% due 10/16/06                                  1,250,000                   1,251,800
Citicorp Mortgage Securities, Inc., Ser. 1993-7, Class A2, 7.000% due 8/25/21             1,000,000                   1,003,670
FHLMC, Ser. 1625, Class DA, 5.500% due 7/15/04                                            2,000,000                   1,994,600
FHLMC, Ser. 1733, Class PD, 7.250% due 1/15/17                                              500,000                     504,875
Green Tree Financial Corp., Ser. 1997-6, Class A3, 6.320% due 1/15/29                     1,000,000                   1,003,860
Merrill Lynch Mortgage Investors, Inc., Ser. 1994-M1,Class B, 8.098% due 6/25/22         1,000,000                    1,031,180
Navistar Financial Corp. Owner Trust, Ser. 1997-A, Class A3, 6.750% due 3/15/02           1,000,000                   1,012,860
Norwest Asset Sec. Corp., Ser. 1997-6, Class A11, 7.500% due 5/25/27                      1,000,000                   1,016,275
Rental Car Finance Corp., Ser. 1997-1, Class A1, 6.250% due 6/25/03                       1,500,000                   1,498,593
Residential Accredit Loans, Inc., Ser. 1996-QS2, Class A3, 7.050% due 3/25/19             1,000,000                   1,002,470
Residential Asset Sec. Trust, Ser. 1996-A5, Class A3, 7.750% due 9/25/26                  1,000,000                   1,006,240
Residential Funding Mortgage Sec. I, Ser. 1996-S20, Class A1, 7.100% due 9/25/26          1,000,000                   1,009,180
World Omni Auto Lease Sec. Trust, Ser. 1997-A, Class A3, 6.850% due 6/25/03               1,000,000                   1,007,360
                                                                                                      --------------------------
   Total (Cost - $18,374,660)                                                                                        18,455,365
                                                                                                      --------------------------

Corporate Obligations - 16.3%
Associates Corp. (144A), 6.450% due 9/15/00 (a)                                             500,000                     501,150
Chase Manhattan Corp., 6.450% due 3/29/01                                                 1,000,000                   1,008,886
FNMA (MTN), 5.820% due 10/18/99                                                           5,000,000                   5,000,145
                                                                                                      --------------------------
   Total (Cost - $6,511,146)                                                                                          6,510,181
                                                                                                      --------------------------

Foreign Obligations - 1.0%
Industrial Fin. Corp. (144A), 6.875% due 4/1/03 (a)                                         250,000                     211,732
Okobank (FRN), Ser. BR, 7.200% due 10/29/49                                                 200,000                     203,500
                                                                                                      --------------------------
   Total (Cost - $445,298)                                                                                              415,232
                                                                                                      --------------------------

U.S. Government Obligations - 46.8%
U.S. Treasury Note, 5.875% due 4/30/98                                                      430,000                     430,671
U.S. Treasury Note, 5.625% due 11/30/99                                                     625,000                     624,414
U.S. Treasury Note, 6.000% due 8/15/00                                                    8,500,000                   8,561,089
U.S. Treasury Note, 5.750% due 10/31/00                                                     950,000                     951,188
U.S. Treasury Note, 5.750% due 11/15/00                                                   4,150,000                   4,157,781
U.S. Treasury Note, 5.750% due 11/30/02                                                   4,000,000                   4,003,748
                                                                                                      --------------------------
   Total (Cost - $18,685,540)                                                                                        18,728,891
                                                                                                      --------------------------
                                                                                                      --------------------------

Total Long-Term Investments (Cost - $44,016,644)                                                                     44,109,669
                                                                                                      --------------------------


===============================================================================
Stable Return Portfolio - Schedule of Investments (continued)
December 31, 1997
===============================================================================

                                                                                      Face
                                                                                     Amount                    Value


Short-Term Investments - 4.4%
Bank of Boston (Nassau) Time Deposit, 4.500% due 1/2/98                              $    1,256,000           $       1,256,000
U.S. Treasury Bill, 5.497% due 1/8/98*@                                                     500,000                     499,544
                                                                                                      --------------------------
   Total (Cost - $1,755,498)                                                                                          1,755,544
                                                                                                      --------------------------

Total Investments - 114.6% (Cost - $45,772,142)                                                                      45,865,213
                                                                                                      --------------------------

Other Assets and Liabilities - (14.6%)                                                                              (5,835,997)
                                                                                                      --------------------------

Net Assets - 100.0%                                                                                            $     40,029,216
                                                                                                      ==========================



Summary of Abbreviations
FRN  Floating Rate Note
MTN  Medium-Term Note

*       Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account to cover open financial futures contracts.
(a) Security exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, these securities were valued at $712,882 or 1.8% of net assets.

See Notes to Financial Statements.






============================================================================
Mortgage Total Return Portfolio - Schedule of Investments
December 31, 1997
============================================================================


                                                                                       Face
                                                                                      Amount                    Value

Long-Term Investments - 161.3%

To Be Announced Mortgage Pools (TBAs) - 56.6%
FNMA Dwarf (TBA), 7.000% due 1/1/13                                                  $    36,000,000        $        36,540,000
FNMA (TBA), 7.000% due 1/1/28                                                               8,000,000                 8,060,000
GNMA (TBA), 7.500% due (4/1/98-1/1/28)                                                    276,683,825               283,401,155
GNMA (TBA), 8.000% due 1/1/28                                                              41,000,000                42,531,096
                                                                                                        ------------------------
   Total (Cost - $368,530,777)                                                                                      370,532,251
                                                                                                        ------------------------

Mortgage Pools - 1.8%
FNMA, 6.500% due 3/1/11                                                                        21,817
                                                                                                                         21,906
GNMA, 7.500% due (12/15/98-10/15/23)                                                       11,876,962                12,052,605
GNMA, 8.000% due 8/15/00                                                                       10,114
                                                                                                                         10,656
                                                                                                        ------------------------
   Total (Cost - $11,597,536)                                                                                        12,085,167
                                                                                                        ------------------------

Interest Only Obligations (IOs) - 8.1% *(a)
FHLMC IO, Ser. 188, Class IO, (7.824%-11.109%) due 10/1/27                                 21,915,084                20,095,036
FHLMC IO, Ser. 1164, Class I, (8.749%-11.627%) due 11/15/06                                   845,315                   746,099
FHLMC IO, Ser. 1464, Class L, (10.241%-10.478%) due 6/15/22                                 1,499,939                 1,377,000
FHLMC IO, Ser. 191, Class IO, 4.561% due 1/20/28                                            6,062,500                 5,921,875
FHLMC IO, Ser. 1687, Class IO, (6.255%-7.326%) due 3/15/07                                     62,320
                                                                                                                         62,033
FNMA IO, Ser. 1992-148, Class C, (2.163%-3.669%) due 4/25/19                                  711,965                   667,169
FNMA IO, Ser. 284, Class 2, (8.759%-10.496%) due 7/1/27                                    10,311,428                 9,570,459
Prudential Home Mortgage Sec. IO, Ser. 1994-30, Class A11, (12.044%-14.255%)
     due 10/25/24                                                                           1,026,342                   780,023
Structured Asset Sec. Corp. IO, Ser. 1996-CFL, Class X1, (10.896%-12.437%)
    due 2/25/28                                                                             3,978,071                 3,975,243
Structured Asset Sec. Corp. IO, Ser. 1996-CFL, Class X2, (8.455%-13.572%)
    due 2/25/28                                                                             2,069,905                 2,321,797
Vendee Mortgage Trust IO, Ser. 1992-2, Class IO, (3.908%-8.422%) due 9/15/22                1,653,121                 1,857,579
Vendee Mortgage Trust IO, Ser. 1994-2, Class 3IO, (9.118%-12.327%) due 6/15/24                304,017                   324,342
Vendee Mortgage Trust IO, Ser. 1994-3A, Class 1IO, (8.235%-11.555%) due 9/15/24             1,043,729                 1,165,167
Vendee Mortgage Trust IO, Ser. 1994-3B, Class 2IO, (3.215%-6.915%) due 9/15/24                535,406                   543,016
Vendee Mortgage Trust IO, Ser. 1996-1, Class 1IO, (6.809%-10.907%) due 2/15/26              2,930,411                 3,210,097
Vendee Mortgage Trust IO, Ser. 1996-2, Class 1IO, (7.933%-9.841%) due 6/15/26                 389,819                   385,585
                                                                                                        ------------------------
   Total (Cost - $55,339,372)                                                                                        53,002,520
                                                                                                        ------------------------

Principal Only Obligations (POs) - 19.6%*(a)
FHLMC PO, Ser. 188, Class PO, 7.557% due 10/1/27                                              143,714                   143,714
FHLMC PO, Ser. 191, Class PO, 7.327% due 1/20/28                                           19,844,727                19,980,470
FHLMC PO, Ser. 1597, Class E, 6.638% due 7/15/23                                            3,752,212                 3,758,879
FHLMC PO, Ser. 1907, Class LP, 5.617% due 6/15/20                                           4,641,602                 4,648,401
FHLMC PO, Ser. 1957, Class PO, (4.544%-5.107%) due 10/25/23                                 1,484,649                 1,907,653
FHLMC PO, Ser. 1969, Class U, 5.694% due 11/15/07                                           2,104,388                 2,316,646
FHLMC PO, Ser. 2003, Class PC, 6.530% due 2/17/27                                          14,164,319                14,187,870
FNMA PO, Ser. 1990-73, Class K, (7.114%-7.659%) due 7/25/20                                 9,185,819                 9,306,607
FNMA PO, Ser. 1993-111, Class B, (6.548%-9.167%) due 12/25/20                               6,101,315                 6,686,155
FNMA PO, Ser. 1993-100, Class J, (7.192%-8.535%) due 6/25/23                                2,139,296                 2,313,024
FNMA PO, Ser. 1993-100, Class L, 7.459% due 6/25/23                                         1,712,881                 1,827,899
FNMA PO, Ser. 1993-100, Class M, (7.945%-8.376%) due 6/25/23                                1,830,505                 1,983,271


============================================================================
Mortgage Total Return Portfolio - Schedule of Investments (continued)
December 31, 1997
============================================================================

                                                                                       Face
                                                                                      Amount                    Value
--------------------------------------------------------------------------------------------------------------------------------

Principal Only Obligations (POs) (continued)
FNMA PO, Ser. 1993-100, Class N, (7.326%-8.517%) due 6/25/23                        $       1,627,200          $      1,759,170
FNMA PO, Ser. 1993-159, Class PA, (6.576%-7.122%) due 1/25/21                                 786,638                   793,796
FNMA PO, Ser. 1993-128, Class C, (7.032%-7.387%) due 7/25/23                               11,197,259                11,541,300
FNMA PO, Ser. 1993-157, Class E, (6.938%-9.028%) due 5/25/22                                4,963,245                 5,488,000
FNMA PO, Ser. 193-213, Class E, (6.380%-6.588%) due 9/25/23                                   321,987                   321,931
FNMA PO, Ser. 1996-54, Class H, (5.547%-7.369%) due 11/25/23                                2,022,585                 2,706,600
FNMA PO, Ser. 1996-38, Class B, (5.115%-5.547%) due 11/25/23                                4,325,846                 5,811,845
FNMA PO, Ser. 274, Class 1, 7.717% due 10/1/25                                              6,372,033                 6,514,553
FNMA PO, Ser. 280, Class 1, (7.447%-7.547%) due 1/1/26                                     23,862,650                24,260,783
                                                                                                        ------------------------
   Total (Cost - $122,584,870)                                                                                      128,258,567
                                                                                                        ------------------------

Collateralized Mortgage Obligations (CMOs) - 27.7%
CMC Securities Corp., Ser. 1993-E, Class S3, 5.500% due 11/25/08                              140,371                   139,779
Countrywide Funding Corp., Ser. 1994-10, Class A1, 6.000% due 5/25/09                       2,656,679                 2,646,716
Countrywide MBS, Inc. (FRN), Ser. 1993-D, Class A15, 3.550% due 1/25/09                     4,010,473                 3,196,347
CS First Boston Mortgage Corp., Ser. 1997-C2, Class A3, 6.550% due 11/17/07                 5,000,000                 5,040,625
FHLMC (FRN), Ser. 1615, Class SB, 4.071% due 11/15/08 (b)                                   4,025,900                 3,262,054
FHLMC, Ser. 1349, Class PG, 6.500% due 5/15/14                                                625,085                   624,585
FHLMC, Ser. 1415, Class M, 6.750% due 2/15/06                                              14,200,000                14,346,438
FHLMC, Ser. 1458, Class D, 6.250% due 4/15/03                                                 118,401                   118,227
FHLMC, Ser. 1511, Class L, 6.000% due 5/15/08                                              10,175,073                 9,809,788
FHLMC, Ser. 1614, Class K, 10.000% due 6/15/20                                              3,750,133                 3,964,593
FHLMC, Ser. 1765-B, Class BA, 10.000% due 1/15/17                                           3,843,213                 3,994,540
FNMA (FRN), Ser. 1993-156, Class FA, 6.525% due 5/25/16                                    15,867,697                15,927,201
FNMA (FRN), Ser. 1994-17, Class F, 6.725% due 2/25/09                                      35,377,929                35,665,375
FNMA, Ser. 1997-13, Class QA, 6.500% due 3/18/09                                            6,502,947                 6,517,172
FNMA (FRN), Ser. 1997-17, Class FB, 6.630% due 2/18/25                                      6,540,000                 6,574,008
FNMA (FRN), Ser. 1997-39, Class F, 6.630% due 9/18/26                                      22,138,356                22,276,720
FNMA, Ser. G93-10, Class H, 5.000% due 8/25/22                                              4,800,000                 4,250,880
FNMA, Ser. X-89B (FRN), 6.575% due 3/25/09                                                 13,851,666                13,933,390
GMAC Mtg. Securities, Inc., Ser. 1997-C2, Class A3, 6.566% due 11/15/07                     7,000,000                 7,055,782
Matterhorn 96s1 A Coupon, 6.375% due 1/21/06                                                2,370,442                 2,370,812
Paine Webber MAC (FRN), Ser. 1994-6, Class A9, 2.925% due 4/25/09 (b)                       1,900,000                 1,423,037
Prudential Home Mortgage Sec. (FRN), Ser. 1993-13, Class A3, 6.775% due 4/25/08            17,151,457                17,280,092
Prudential Home Mortgage Securities, Ser. 1994-15, Class A3, 6.800% due 5/25/24               172,092                   171,850
Resolution Trust Corp. (FRN), Ser. 1993-C3, Class A3, 6.875% due 12/25/24                   1,290,678                 1,291,485
                                                                                                        ------------------------
   Total (Cost - $179,777,658)                                                                                      181,881,496
                                                                                                        ------------------------

Asset-Backed Securities - 43.4%
Amresco Residential Mortgage (FRN), Ser. 1997-3, Class A10, 6.067% due 7/25/27             27,855,105                27,828,990
Beneficial Mortgage Corp. (FRN), Ser. 1995-1, Class A1, 6.189% due 3/28/25                  7,673,713                 7,680,108
Beneficial Mortgage Corp. (FRN), Ser. 1996-1, Class A, 6.149% due 4/28/26                   2,678,506                 2,679,063
Carco Auto Loan Master Trust (FRN), Ser. 1995-1, Class A, 5.785% due 6/15/00               15,000,000                15,004,688
Citibank Credit Card (FRN), Ser. 1997-10, Class B, 5.754% due 11/15/01                     32,000,000                31,966,250
Corestates Home Equity Trust, Ser. 1994-2, Class A1, 7.000% due 11/15/02                      161,916                   162,118
CTS Adjustable Rate Mortgage Trust, Ser. 1995-1, Class A, 6.735% due 5/25/26                3,508,152                 3,523,500
EQCC Home Equity Loan Trust, Ser. 1997-3, Class A7, 6.930% due 2/15/29                     10,700,000                10,812,016
First Chicago Master Trust II, Ser. 1993-F, Class A, 5.925% due 2/15/00                    13,600,000                13,612,750
First USA Credit Card Master Trust, Ser. 1994-6, Class A, 5.913% due 10/15/03               7,100,000                 7,144,375



===============================================================================
Mortgage Total Return Portfolio - Schedule of Investments (continued)
December 31, 1997
===============================================================================

                                                                                       Face
                                                                                      Amount                    Value
--------------------------------------------------------------------------------------------------------------------------------

Asset-Backed Securities (continued)
Homart A1, 6.625% due 12/29/98                                                      $      12,575,000           $    12,575,000
Mellon Bank Home Equity Loan Trust, Ser. 1996-1, Class A1, 6.170% due 4/15/26              16,800,000                16,794,750
MLCC Mortgage Investors, Inc. (FRN), Ser. 1995-B, Class A, 6.525% due 10/15/20             15,588,352                15,663,847
Residential Accredit Loans, Inc., Ser. 1997-QS11, Class A1, 7.000% due 10/25/12            65,581,183                66,114,030
Residential Asset Sec. Corp., Ser. 1997-KS3, Class AI1, 6.064% due 8/25/27                  6,210,199                 6,206,318
Residential Funding Mtg. Sec. I, Ser. 1993-S36, Class A3, 5.065% due 10/25/08                 706,996                  700,589
Residential Funding Mtg. Securities (FRN), Ser. 1997-HS2, Class A, 6.124% due
   9/20/22                                                                                 25,729,055                25,672,773
Signet Home Equity Loan Corp. Tr. (FRN), Ser. 1995-A,Class A,5.895% due 6/20/04             6,219,278                 6,225,108
Structured Asset Sec. Corp., Ser. 1996-CFL, Class A2A, 7.750% due 2/25/28                   8,085,207                 8,177,430
Vanderbilt Mortgage Finance, Ser. 1997-B, Class 2A1, 6.230% due 11/7/12                     5,622,969                 5,619,455
                                                                                                        ------------------------
   Total (Cost - $284,437,859)                                                                                      284,163,158
                                                                                                        ------------------------

U.S. Treasury Securities - 4.1%
U.S. Treasury Bond, 6.625% due 2/15/27                                                     25,000,000                27,132,825
                                                                                                        ------------------------
   (Cost - $26,943,041)

Total Long-Term Investments (Cost - $1,049,211,113)                                                               1,057,055,984
                                                                                                        ------------------------

Short-Term Investments - 2.1%
Bank of Boston (Nassau) Time Deposit, 4.500% due 1/2/98                                     4,996,000                 4,996,000
U.S. Treasury Bill, 5.300% due 1/8/98*@                                                     4,500,000                 4,494,510
U.S. Treasury Bill, 5.260% due 5/28/98*@                                                    4,000,000                 3,913,841
                                                                                                        ------------------------
   Total (Cost - $13,405,284)                                                                                        13,404,351
                                                                                                        ------------------------

Long Options - 0.3%                                                                 Contracts
3-month LIBOR, 8.000% Strike, Expiring 11/14/01
                                                                                                   22                    50,479
3-month LIBOR, 8.500% Strike, Expiring 11/14/02                                                                         106,704
                                                                                                   38
June 98 10 Yr. Note, $112 Strike, Expiring 5/16/98                                              1,371                 2,099,344
                                                                                                        ------------------------
   Total (Cost - $2,308,474)                                                                                          2,256,527
                                                                                                        ------------------------


Total Investments - 163.7% (Cost - $1,064,924,871)                                                                1,072,716,862
                                                                                                        ------------------------

Other Assets and Liabilities - (63.7%)                                                                            (417,445,611)
                                                                                                        ------------------------

Net Assets - 100.0%                                                                                          $     655,271,251



Summary of Abbreviations
FRN      Floating Rate Note
LIBOR   London Interbank Offered Rate
*       Interest rate shown represents yield to maturity at date of purchase.
(a)    Face amount shown represents amortized cost.
(b)    Inverse floater
@ Security, or a portion thereof, is held in a margin account to cover open financial futures contracts.
See Notes to Financial Statements.











=============================================================================
Worldwide Portfolio - Schedule of Investments
December 31, 1997
=============================================================================

                                                                                             Face
                                                                                          Amount (a)            Value

Long-Term Investments - 79.0%

Denmark - 3.4%
Kingdom of Denmark, 7.000% due 11/10/24
   (Cost - $2,639,514)                                                           DKK          17,400,000   US    $2,834,982

                                                                                                              --------------

Germany - 9.8%
Bundesschatzanweis, Ser. 97, 4.000% due 9/17/99                                  DEM           4,600,000          2,555,015

Bundesschatzanweis, Ser. 97, 4.250% due 12/17/99                                 DEM           4,900,000          2,731,733

Deutschland Republic, 6.500% due 7/4/27                                          DEM           4,550,000          2,741,894

                                                                                                              --------------
   Total (Cost - $8,037,015)                                                                                    8,028,642
                                                                                                              --------------

Japan - 2.7%
Government of Japan (157), 4.500% due 6/20/03                                    JPY         251,000,000        2,238,167
                                                                                                              --------------
   (Cost - $2,240,069)


Netherlands - 2.3%
Bank Nederlandse Gemeenten, 6.750% due 10/3/05
   (Cost - $2,186,233)


New Zealand - 1.7%
New Zealand Government, 8.000% due 2/15/01                                       NZD             800,000            472,125

New Zealand Government, 8.000% due 11/15/06                                      NZD           1,500,000            925,878
                                                                                                              --------------

   Total (Cost - $1,630,726)                                                                                      1,398,003
                                                                                                              --------------


Sweden - 1.1%
Swedish Government, 8.000% due 8/15/07
   (Cost - $910,621)                                                             SEK           6,100,000            882,164
                                                                                                              --------------


United Kingdom - 8.6%
United Kingdom Treasury, 8.000% due 6/10/03                                      GBP           2,100,000          3,689,698

United Kingdom Treasury, 7.250% due 12/7/07                                      GBP           1,900,000          3,349,046
                                                                                                              --------------

   Total (Cost - $7,043,733)                                                                                      7,038,744
                                                                                                              --------------


United States - 49.4%
Capital Credit Card Corp., Ser. 96-A, 5.625% due 8/15/01                         DEM           2,300,000          1,378,514

CIT RV Trust, Ser. 1997-A, Class A1, 5.800% due 12/15/98                                       2,346,145          2,346,825

Citibank Credit Card Master Trust I, Ser. A, 5.750% due 7/16/07                  DEM           3,700,000          2,062,258

Discover Card Master Trust I (FRN), Ser. 1994-2, Class A, 6.330% due                           3,000,000          3,025,740
     10/16/04
FHLMC, Ser. 1985, Class PA, 6.250% due 11/17/04                                                2,648,346          2,644,027

Key Auto Finance Trust, Ser. 1997-2, Class A1, 5.835% due 1/5/99                               4,000,000          3,998,750

U.S. Treasury Note, 5.875% due 9/30/02                                                         3,110,000          3,128,464

U.S. Treasury Note, 5.750% due 10/31/02                                                        4,010,000          4,015,013



=============================================================================
Worldwide Portfolio - Schedule of Investments (continued)
December 31, 1997
=============================================================================

                                                                                             Face
                                                                                          Amount (a)            Value

United States (continued)
U.S. Treasury Note, 5.750% due 11/30/02                                                        2,420,000   US  $  2,422,268

U.S. Treasury Note, 7.000% due 7/15/06                                                           420,000            453,469

U.S. Treasury Note, 6.250% due 2/15/07                                                         1,600,000          1,651,499

U.S. Treasury Note, 6.625% due 5/15/07                                                         3,520,000          3,726,800

U.S. Treasury Note, 6.125% due 8/15/07                                                         1,320,000          1,356,712

U.S. Treasury Bond, 7.625% due 2/15/25                                                         5,120,000          6,212,797

U.S. Treasury Bond, 6.500% due 11/15/26                                                        2,090,000          2,231,075

                                                                                                              --------------
   Total (Cost - $39,691,761)                                                                                    40,654,211

                                                                                                              --------------

Total Long-Term Investments (Cost - $64,379,672)                                                                 64,975,769
                                                                                                              -------------


Short-Term Investments - 23.7%
Bank of Boston (Nassau) Time Deposit, 4.500% due 1/2/98                                        8,656,000          8,656,000

Bank of Montreal Yankee CD, 5.750% due 1/26/98                                                 3,000,000          3,000,000

Morgan Guaranty Yankee CD, 5.850% due 3/16/98                                                  2,000,000          1,999,921

Natwest Yankee CD, 5.800% due 1/7/98                                                           2,000,000          2,000,199

National Australia Euro CD, 5.800% due 3/3/98                                                  3,000,000          3,000,073

U.S. Treasury Bill, 3.869% due 1/15/98*@                                                         800,000            798,710
                                                                                                              --------------

   Total (Cost - $19,454,615)                                                                                  19,454,903
                                                                                                              --------------


Total Investments - 102.7% (Cost - $83,834,287)                                                                84,430,672
                                                                                                              --------------


Other Assets and Liabilities - (2.7%)                                                                          (2,194,928)
                                                                                                              --------------

Net Assets - 100.0%                                                                                      US  $ 82,235,744




Summary of Abbreviations
CD          Certificate of Deposit
DEM         German Deutschemark
DKK         Danish Krone
FRN         Floating Rate Note
GBP         Great British Pound
JPY         Japanese Yen
NLG         Netherlands Guilder
NZD         New Zealand Dollar
SEK         Swedish Krona

*     Interest rate shown represents yield to maturity at date of purchase.
@   Security, or a portion thereof, is held in a margin account to cover open financial futures  contracts.
(a)   Face amount shown in U.S. dollars unless otherwise indicated.

See Notes to Financial Statements.





=============================================================================
Worldwide-Hedged Portfolio - Schedule of Investments
December 31, 1997
=============================================================================

                                                                                          Face
                                                                                        Amount (a)                  Value

Long-Term Investments - 66.2%

Denmark - 2.5%
Kingdom of Denmark, 7.000% due 11/10/24
   (Cost - $1,852,557)                                                          DKK      12,200,000       US         $ 1,987,746
                                                                                                               ------------------

Germany - 6.8%
Bundesschatzanweis, Ser. 97, 4.000% due 9/17/99                                 DEM       3,600,000                    1,999,577
Bundesschatzanweis, Ser. 97, 4.250% due 12/17/99                                DEM       3,800,000                    2,118,487
Deutschland Republic, 6.500% due 7/4/27                                         DEM       2,200,000                    1,325,751
                                                                                                               ------------------
   Total (Cost - $5,482,118)                                                                                           5,443,815
                                                                                                               ------------------

Japan - 3.2%
Government of Japan (157), 4.500% due 6/20/03
   (Cost - $2,570,278)                                                          JPY     288,000,000                    2,568,096
                                                                                                               ------------------

New Zealand - 1.2%
New Zealand Government, 8.000% due 2/15/01                                      NZD         300,000                      177,047
New Zealand Government, 8.000% due 11/15/06                                     NZD       1,290,000                      796,255
                                                                                                               ------------------
   Total (Cost - $1,129,447)                                                                                             973,302
                                                                                                               ------------------

Sweden - 0.8%
Swedish Government, 8.000% due 8/15/07
   (Cost - $701,626)                                                            SEK       4,700,000                      679,700
                                                                                                               ------------------

United Kingdom - 7.9%
United Kingdom Treasury, 8.000% due 6/10/03                                     GBP       1,600,000                    2,811,198
United Kingdom Treasury, 7.250% due 12/7/07                                     GBP       2,000,000                    3,525,312
                                                                                                               ------------------
   Total (Cost - $6,345,225)                                                                                           6,336,510
                                                                                                               ------------------

United States - 43.8%
Capital Credit Card Corp., Ser. 96-A, 5.625% due 8/15/01                        DEM       1,800,000                    1,078,837
CIT RV Trust, Ser. 1997-A, Class A1, 5.800% due 12/15/98                                  2,346,144                    2,346,825
Citibank Credit Card Master Trust I, Ser. A, 5.750% due 7/16/07                 DEM       2,900,000                    1,616,364
Discover Card Master Trust I (FRN), Ser. 1994-2, Class A, 6.330% due
     10/16/04                                                                             3,000,000                    3,025,740
Key Auto Finance Trust, Ser. 1997-2, Class A1, 5.835% due 1/5/99                          2,000,000                    1,999,375
U.S. Treasury Note, 5.875% due 9/30/02                                                    5,150,000                    5,180,576
U.S. Treasury Note, 5.750% due 10/31/02                                                   3,150,000                    3,153,938
U.S. Treasury Note, 5.750% due 11/30/02                                                   2,140,000                    2,142,005
U.S. Treasury Note, 7.000% due 7/15/06                                                      370,000                      399,484
U.S. Treasury Note, 6.250% due 2/15/07                                                      920,000                      949,612
U.S. Treasury Note, 6.625% due 5/15/07                                                    2,730,000                    2,890,388
U.S. Treasury Note, 6.125% due 8/15/07                                                    3,670,000                    3,772,070



==============================================================================
Worldwide-Hedged Portfolio - Schedule of Investments (continued)
December 31, 1997
==============================================================================


                                                                                         Face
                                                                                       Amount (a)                  Value


United States (continued)
U.S. Treasury Bond, 7.625% due 2/15/25                                                    3,560,000       US       $ 4,319,836
U.S. Treasury Bond, 6.500% due 11/15/26                                                   2,200,000                  2,348,500
                                                                                                             ------------------
   Total (Cost - $34,456,318)                                                                                       35,223,550
                                                                                                             ------------------

Total Long-Term Investments (Cost - $52,537,569)                                                                    53,212,719
                                                                                                             ------------------

Short-Term Investments - 35.8%
ABN/Amro NA Finance, Inc. CP, 5.570% due 2/24/98*                                         2,000,000                  1,983,290
Bank of Boston (Nassau) Time Deposit, 4.500% due 1/2/98                                  19,170,000                 19,170,000
Bank of Montreal Yankee CD, 5.750% due 1/26/98                                            2,000,000                  2,000,000
FHLB (FRN), 5.696% due 3/19/98                                                            1,000,000                  1,000,460
Morgan Guaranty Yankee CD, 5.850% due 3/16/98                                             2,000,000                  1,999,921
Natwest Yankee CD, 5.800% due 1/7/98                                                      2,000,000                  2,000,199
U.S. Treasury Bill, 3.869% due 1/15/98*@                                                    600,000                    599,033
                                                                                                             ------------------
   Total (Cost - $28,752,069)                                                                                       28,752,903
                                                                                                             ------------------

Total Investments - 102.0% (Cost - $81,289,638)                                                                     81,965,622
                                                                                                             ------------------

Other Assets and Liabilities - (2.0%)                                                                              (1,576,025)
                                                                                                             ------------------

Net Assets - 100.0%                                                                                       US       $80,389,597
                                                                                                             ==================




Summary of Abbreviations
CD             Certificate of Deposit
CP             Commercial Paper
DEM            German Deutschemark
DKK            Danish Krone
FRN            Floating Rate Note
GBP            Great British Pound
JPY            Japanese Yen
NZD            New Zealand Dollar
SEK            Swedish Krona

*         Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account to cover open financial futures contracts.
(a)     Face amount shown in U.S. dollars unless otherwise indicated.

See Notes to Financial Statements.







===============================================================================
International Portfolio - Schedule of Investments
December 31, 1997
===============================================================================


                                                                                          Face
                                                                                        Amount (a)                  Value


Long-Term Investments - 51.3%

Denmark - 5.0%
Kingdom of Denmark, 7.000% due 11/10/24
   (Cost - $3,170,230)                                                            DKK      20,600,000       US         $3,356,358
                                                                                                                 -----------------

Germany - 10.9%
Bundesschatzanweis, Ser. 97, 4.000% due 9/17/99                                   DEM       4,500,000                   2,499,471
Bundesschatzanweis, Ser. 97, 4.250% due 12/17/99                                  DEM       4,800,000                   2,675,983
Deutschland Republic, 6.500% due 7/4/27                                           DEM       3,600,000                   2,169,410
                                                                                                                 -----------------
   Total (Cost - $7,373,085)                                                                                            7,344,864
                                                                                                                 -----------------

Japan - 3.8%
Government of Japan (157), 4.500% due 6/20/03                                     JPY     131,000,000                   1,168,127
Government of Japan (184), 2.900% due 12/20/05                                    JPY     172,000,000                   1,430,180
                                                                                                                 -----------------
   Total (Cost - $2,632,832)                                                                                            2,598,307
                                                                                                                 -----------------

New Zealand - 0.8%
New Zealand Government, 8.000% due 2/15/01                                        NZD         350,000                     206,555
New Zealand Government, 8.000% due 11/15/06                                       NZD         520,000                     320,971
                                                                                                                 -----------------
   Total (Cost - $627,455)                                                                                                527,526
                                                                                                                 -----------------

Sweden - 1.6%
Swedish Government, 8.000% due 8/15/07
   (Cost - $1,115,390)                                                            SEK       7,500,000                   1,084,628
                                                                                                                 -----------------

United Kingdom - 14.6%
United Kingdom Treasury, 8.000% due 6/10/03                                       GBP       2,000,000                   3,513,998
United Kingdom Treasury, 7.250% due 12/7/07                                       GBP       3,600,000                   6,345,562
                                                                                                                 -----------------
   Total (Cost - $9,877,640)                                                                                            9,859,560
                                                                                                                 -----------------

United States - 14.6%
U.S. Treasury Note, 5.750% due 10/31/02                                                     3,940,000                   3,944,925
U.S. Treasury Note, 6.250% due 2/15/07                                                        180,000                     185,794
U.S. Treasury Note, 6.625% due 5/15/07                                                      3,250,000                   3,440,938
U.S. Treasury Note, 6.125% due 8/15/07                                                      2,250,000                   2,312,577
                                                                                                                 -----------------
   Total (Cost - $9,802,307)                                                                                            9,884,234
                                                                                                                 -----------------

Total Long-Term Investments (Cost - $34,598,939)                                                                       34,655,477
                                                                                                                 -----------------

============================================================================
International Portfolio - Schedule of Investments (continued)
December 31, 1997
============================================================================

                                                                                        Face
                                                                                     Amount (a)                  Value

Short-Term Investments - 54.7%
Abbey National plc Euro CD, 5.760% due 2/17/98                                             3,000,000       US       $    3,000,000
Bank of Boston (Nassau) Time Deposit, 4.500% due 1/2/98                                   11,490,000                    11,490,000
Bayerische Landesbank Euro CD, 5.680% due 2/23/98                                          2,000,000                     2,000,060
FHLMC (DN), 5.625% due 3/10/98*                                                            5,000,000                     4,946,875
FHLMC (FRN), 5.749% due 6/22/98                                                            5,000,000                     4,999,775
Morgan Guaranty Yankee CD, 5.850% due 3/16/98                                              1,000,000                       999,961
Morgan Guaranty, 5.740% due 3/4/98                                                         2,000,000                     2,000,049
Natwest Yankee CD, 5.800% due 1/7/98                                                       1,000,000                     1,000,099
Toronto Dominion CD, 5.760% due 2/27/98                                                    3,000,000                     3,000,000
U.S. Treasury Bill, 3.869% due 1/15/98*@                                                     600,000                       599,032
Westdeutsche Landesbank Yankee CD, 5.880% due 1/12/98                                      3,000,000                     3,000,000
                                                                                                               --------------------
   Total (Cost - $37,033,994)                                                                                           37,035,851
                                                                                                               --------------------

Total Investments - 106.0% (Cost - $71,632,933)                                                                         71,691,328
                                                                                                               --------------------

Other Assets and Liabilities - (6.0%)                                                                                  (4,038,690)
                                                                                                               --------------------

Net Assets - 100.0%                                                                                        US        $  67,652,638
                                                                                                              ====================




Summary of Abbreviations
CD             Certificate of Deposit
DEM            German Deutschemark
DKK            Danish Krone
DN             Discount Note
FRN            Floating Rate Note
GBP            Great British Pound
JPY            Japanese Yen
NZD            New Zealand Dollar
SEK            Swedish Krona

*         Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account to cover open financial futures contracts.
(a)     Face amount shown in U.S. dollars unless otherwise indicated.

See Notes to Financial Statements.





============================================================================
International-Hedged Portfolio - Schedule of Investments
December 31, 1997
============================================================================



                                                                                             Face
                                                                                           Amount (a)              Value
Long-Term Investments - 89.7%

Denmark - 7.2%
Kingdom of Denmark, 7.000% due 11/10/24
   (Cost - $19,540,836)                                                           DKK       124,100,000      US       $ 20,219,613
                                                                                                                -------------------

Germany - 21.4%
Bundesobligation, Series 117, 5.125% due 11/21/00                                 DEM
                                                                                                  1,000                        567
Bundesschatzanweis, Ser. 97, 4.000% due 9/17/99                                   DEM        25,000,000                 13,885,950
Bundesschatzanweis, Ser. 97, 4.250% due 12/17/99                                  DEM        47,100,000                 26,258,086
Deutschland Republic, 6.500% due 7/4/27                                           DEM        33,700,000                 20,308,092
                                                                                                                -------------------
   Total (Cost - $60,132,373)                                                                                           60,452,695
                                                                                                                -------------------

Italy - 3.6%
Buoni Poliennali del Tes, 8.750% due 7/1/06
   (Cost - $9,260,864)                                                            ITL    15,000,000,000                 10,290,000
                                                                                                                -------------------

New Zealand - 1.1%
New Zealand Government, 8.000% due 2/15/01                                        NZD         2,000,000                  1,180,312
New Zealand Government, 8.000% due 11/15/06                                       NZD         3,210,000                  1,981,379
                                                                                                                -------------------
   Total (Cost - $3,688,003)                                                                                             3,161,691
                                                                                                                -------------------

Spain - 0.0%
Bonos y Obligaciones del Estado, 12.250% due 3/25/00
   (Cost - $1,014)                                                                ESP           120,000                        912
                                                                                                                -------------------


Sweden - 2.0%
Swedish Government, 8.000% due 8/15/07
   (Cost - $5,836,930)                                                            SEK        39,100,000                  5,654,525
                                                                                                                -------------------

United Kingdom - 14.0%
United Kingdom Treasury, 8.000% due 6/10/03                                       GBP        16,000,000                 28,111,984
United Kingdom Treasury, 7.250% due 12/7/07                                       GBP         6,500,000                 11,457,264
                                                                                                                -------------------
   Total (Cost - $39,534,591)                                                                                           39,569,248
                                                                                                                -------------------

United States - 40.4%
Beneficial Mortgage Corp. (FRN), Ser. 1996-1, Class A, 6.149% due 4/28/26                     1,879,656                  1,861,179
Beneficial Mortgage Corp. (FRN), Ser. 1997-1, Class A, 5.849% due 5/28/37                     5,341,444                  5,329,533
Beneficial Mortgage Corp. (FRN), Ser. 1997-2, Class A, 6.089% due 9/28/37                     7,145,269                  7,131,836
Bombardier Receivables Master Trust I (FRN), Ser. 1997-1, Class A, 6.100%
     due 4/15/04                                                                              3,000,000                  3,002,400
Capital Credit Card Corp., Ser. 96-A, 5.625% due 8/15/01                          DEM         9,000,000                  5,394,186
Capital One Master Trust (FRN), Ser. 1995-3, Class A, 6.130% due 12/15/03                     8,000,000                  8,013,200
Capital One Master Trust (FRN), Ser. 1996-2, Class A, 6.080% due 2/15/05                      8,000,000                  7,999,920
Carco Auto Loan Master Trust, Ser. 1993-1, Class A, 6.030% due 1/18/00                        4,000,000                  4,000,520
Case Equipment Loan Trust, Ser. 1997-A, Class A2, 6.000% due 3/15/04                          4,808,938                  4,810,381
CIT RV Trust, Ser. 1997-A, Class A1, 5.800% due 12/15/98                                      7,820,481                  7,822,749



==============================================================================
International-Hedged Portfolio - Schedule of Investments (continued)
December 31, 1997
==============================================================================

                                                                                         Face
                                                                                       Amount (a)                         Value


United States (continued)
Contimortgage Home Equity Loan Trust, Ser. 1997-3, Class A1, 6.420% due 4/15/07              2,048,917       US      $   2,044,902
Croatia Government (FRN), Ser. B, 6.625% due 7/31/06                                         1,604,999                   1,422,430
Discover Card Master Trust I (FRN), Ser. 1994-2, Class A, 6.330% due 10/16/04                8,000,000                   8,068,640
First Chicago Master Trust II, Ser. 1992-E, Class A, 6.250% due 8/15/99                        766,668                     765,042
Key Auto Finance Trust, Ser. 1997-2, Class A1, 5.835% due 1/5/99                             5,000,000                   4,998,437
KeyCorp Student Loan Trust (FRN), Ser. 1997-1, Class A1, 5.950% due 7/27/06                  5,000,000                   5,008,594
MBNA Master Credit Card Trust (FRN), Ser. 1993-1, Class A, 6.425% due 3/15/00                4,500,000                   4,502,475
Premier Auto Trust, Ser. 1995-3, Class A4, 6.100% due 7/6/99                                 3,856,122                   3,858,012
Sears Credit Account Master Trust, Ser. 1994-2, Class A, 7.250% due 7/16/01                  1,575,000                   1,576,796
Triangle Funding, Ltd. (FRN), Ser. 1997-1X, Class 1, 5.750% due 11/15/98                     8,000,000                   8,000,000
U.S. Treasury Note, 5.625% due 12/31/02                                                     10,500,000                  10,460,625
U.S. Treasury Note, 6.625% due 5/15/07                                                       1,130,000                   1,196,387
U.S. Treasury Note, 6.125% due 8/15/07                                                       6,940,000                   7,133,015
                                                                                                                -------------------
   Total (Cost - $114,387,682)                                                                                         114,401,259
                                                                                                                -------------------

Total Long-Term Investments (Cost - $252,382,293)                                                                      253,749,943
                                                                                                                -------------------

Short-Term Investments - 13.4%
Abbey National plc Euro CD, 5.760% due 2/17/98                                               8,000,000                   8,000,000
Bank of Boston (Nassau) Time Deposit, 4.500% due 1/2/98                                      5,685,000                   5,685,000
FHLMC (FRN), 5.749% due 6/22/98                                                              3,000,000                   2,999,865
Glaxo Wellcome CP, 5.570% due 1/27/98*                                                       8,000,000                   7,967,818
Toronto Dominion CD, 5.760% due 2/27/98                                                     10,000,000                  10,000,000
U.S. Treasury Bill, 3.869% due 1/15/98*@                                                     3,400,000                   3,394,519
                                                                                                                -------------------
   Total (Cost - $38,045,019)                                                                                           38,047,202
                                                                                                                -------------------

Total Investments - 103.1% (Cost - $290,427,312)                                                                       291,797,145
                                                                                                                -------------------

Other Assets and Liabilities - (3.1%)                                                                                  (8,791,865)
                                                                                                                -------------------

Net Assets - 100.0%                                                                                          US       $283,005,280



Summary of Abbreviations
CD             Certificate of Deposit
CP             Commercial Paper
DEM            German Deutschemark
DKK            Danish Krone
ESP            Spanish Peseta
FRN            Floating Rate Note
GBP            Great British Pound
ITL            Italian Lira
NZD            New Zealand Dollar
SEK            Swedish Krona

*        Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account to cover open financial futures contracts.
(a)     Face amount shown in U.S. dollars unless otherwise indicated.

See Notes to Financial Statements.





==============================================================================
Emerging Markets Portfolio - Schedule of Investments
December 31, 1997
==============================================================================

                                                                                               Face
                                                                                            Amount (a)                  Value


Long-Term Investments - 54.1%

Argentina - 5.9%
Republic of Argentina (FRN), 9.500% due 11/30/02                                             2,000,000      US      $   1,985,000
Republic of Argentina, 11.750% due 2/12/07                                           ARP     2,700,000                  2,552,010
Republic of Argentina (144A), 11.750% due 2/12/07 (b)                                        1,000,000                    945,000
Republic of Argentina, 5.500% due 3/31/23                                                    1,500,000                  1,100,625
                                                                                                               -------------------
   Total (Cost - $6,832,463)                                                                                            6,582,635
                                                                                                               -------------------

Brazil - 3.7%
Brazil Discount Bond (FRN), 6.688% due 4/15/24                                               1,250,000                    995,125
Republic of Brazil (FRN), Ser. A, 6.813% due 1/1/01                                          2,355,000                  2,246,670
Republic of Brazil, 8.000% due 4/15/14                                                       1,145,690                    899,367
                                                                                                               -------------------
   Total (Cost - $4,134,515)                                                                                            4,141,162
                                                                                                               -------------------

Bulgaria - 3.0%
Bulgaria Discount Bond (FRN), Ser. A, 6.688% due 7/28/24                                     3,250,000                  2,486,250
Bulgaria Government, 2.250% due 7/28/12                                                      1,500,000                    888,000
                                                                                                               -------------------
   Total (Cost - $3,446,205)                                                                                            3,374,250
                                                                                                               -------------------

Colombia - 2.1%
Republic of Colombia, 8.375% due 2/15/27
   (Cost - $2,299,073)                                                                       2,500,000                  2,311,820
                                                                                                               -------------------

Croatia - 1.6%
Croatia Government (FRN), Ser. B, 6.625% due 7/31/06                                           944,117                    836,724
Croatia Government (FRN), Ser. A, 6.625% due 7/31/10                                         1,000,000                    872,700
                                                                                                               -------------------
   Total (Cost - $1,773,513)                                                                                            1,709,424
                                                                                                               -------------------

Ecuador - 2.5%
Ecuador (FRN), 6.688% due 2/27/15                                                            1,660,695                  1,087,755
Ecuador Discount Bond (FRN), 6.688% due 2/28/25                                              2,250,000                  1,695,937
                                                                                                               -------------------
   Total (Cost - $2,802,820)                                                                                            2,783,692
                                                                                                               -------------------

Greece - 1.9%
Hellenic Republic, 8.800% due 6/19/07
   (Cost - $2,258,820)                                                               GRD   650,000,000                  2,106,821
                                                                                                               -------------------

==============================================================================
Emerging Markets Portfolio - Schedule of Investments (continued)
December 31, 1997
==============================================================================

                                                                                          Face
                                                                                         Amount (a)                  Value

Hungary - 1.5%
Hungary Government Bond, 21.500% due 10/3/98
   (Cost - $1,745,195)                                                               HUF   340,000,000      US     $    1,694,139
                                                                                                               -------------------

Indonesia - 0.8%
Indonesia Government, 21.000% due 8/29/00
   (Cost - $1,801,811)                                                               IDR 5,000,000,000                    934,579
                                                                                                               -------------------

Mexico - 5.6%
Mexican Unibonds, 6.000% due 9/26/02                                                 MXN    17,503,830                  2,184,960
United Mexican States, 6.250% due 12/31/19                                                   1,250,000                  1,043,750
United Mexican States, 11.500% due 5/15/26                                                   2,500,000                  2,962,500
                                                                                                               -------------------
   Total (Cost - $6,135,511)                                                                                            6,191,210
                                                                                                               -------------------

Morocco - 1.9%
Morocco (FRN), Ser. A, 6.656% due 1/1/09
   (Cost - $2,130,000)                                                                       2,500,000                  2,150,000
                                                                                                               -------------------

Nigeria - 2.2%
Nigeria (Central Bank), 6.250% due 11/15/20
   (Cost - $2,458,345)                                                                       3,500,000                  2,450,000
                                                                                                               -------------------

Panama - 4.9%
Panama (Republic of), 8.875% due 9/30/27                                                     4,500,000                  4,234,500
Panama - IRB (FRN), Ser. 18 yr, 3.750% due 7/17/14                                           1,500,000                  1,145,625
                                                                                                               -------------------
   Total (Cost - $5,192,137)                                                                                            5,380,125
                                                                                                               -------------------

Peru - 2.7%
Peru - Past Due Interest, 4.000% due 3/7/17
   (Cost - $2,993,868)                                                                       4,500,000                  2,947,500
                                                                                                               -------------------

The Philippines - 0.7%
Bangko Sentral Pilipinas, 8.600% due 6/15/27
   (Cost - $853,075)                                                                         1,000,000                    810,000
                                                                                                               -------------------

Poland - 0.9%
Poland - Global Step Bond (FRN), 3.750% due 10/27/24
   (Cost - $978,925)                                                                         1,500,000                  1,012,500
                                                                                                               -------------------

===============================================================================
Emerging Markets Portfolio - Schedule of Investments (continued)
December 31, 1997
===============================================================================

                                                                                            Face
                                                                                          Amount (a)                  Value


Russia - 3.4%
City of Moscow, 9.500% due 5/31/00                                                           1,000,000      US     $      960,900
Ministry Finance of Russia (144A), 10.000% due 6/26/07 (b)                                   3,000,000                  2,775,000
                                                                                                               -------------------
   Total (Cost - $3,839,927)                                                                                            3,735,900
                                                                                                               -------------------

South Africa - 2.7%
Republic of South Africa, 8.375% due 10/17/06                                                1,000,000                  1,005,000
Republic of South Africa, 12.500% due 12/12/06                                       ZAR    10,500,000                  2,006,528
                                                                                                               -------------------
   Total (Cost - $3,129,320)                                                                                            3,011,528
                                                                                                               -------------------

Turkey - 1.2%
Pera Financial Services (144A), 9.375% due 10/15/02 (b)
   (Cost - $1,502,898)                                                                       1,500,000                  1,380,000
                                                                                                               -------------------

Uruguay - 1.1%
Banco Central del Uruguay, Series B, 6.750% due 2/19/21
   (Cost - $1,150,598)                                                                       1,250,000                  1,215,000
                                                                                                               -------------------

Venezuela - 3.8%
Republic of Venezuela (FRN), 6.813% due 12/18/07                                               952,381                    853,571
Venezuela, 9.250% due 9/15/27                                                                3,743,000                  3,336,884
                                                                                                               -------------------
   Total (Cost - $4,119,364)                                                                                            4,190,455
                                                                                                               -------------------

Total Long-Term Investments (Cost - $61,578,383)                                                                       60,112,740
                                                                                                               -------------------

Short-Term Investments - 23.1%

Mexico - 1.8%
Mexican Cetes due 6/4/98 (c)
   (Cost - $2,075,977)                                                               MXN    17,500,000                  2,001,861
                                                                                                               -------------------

Poland - 2.0%
Polish Treasury Bill due 9/16/98 (c)                                                 PLZ     4,300,000                  1,042,040
Polish Treasury Bill due 9/23/98 (c)                                                 PLZ     5,000,000                  1,206,805
                                                                                                               -------------------
   Total (Cost - $2,323,228)                                                                                            2,248,845
                                                                                                               -------------------

United States - 19.3%
Abbey National plc Euro CD, 5.760% due 2/17/98                                               2,000,000                  2,000,000
Bank of Boston (Nassau) Time Deposit, 4.500% due 1/2/98                                     10,010,000                 10,010,000



============================================================================
Emerging Markets Portfolio - Schedule of Investments (continued)
December 31, 1997
============================================================================


                                                                                         Face
                                                                                        Amount (a)                  Value

United States (continued)
Banque National de Paris Euro CD, 5.770% due 2/26/98                                         2,000,000      US     $    2,000,040
National Australia Euro CD, 5.800% due 3/3/98                                                2,000,000                  2,000,049
Toronto Dominion CD, 5.760% due 2/27/98                                                      2,000,000                  2,000,000
U.S. Treasury Bill, 4.108% due 1/8/98*@                                                        880,000                    879,197
U.S. Treasury Bill, 3.869% due 1/15/98*@                                                       500,000                    499,194
Westdeutsche Landesbank Yankee CD, 5.880% due 1/12/98                                        2,000,000                  2,000,000
                                                                                                               -------------------
   Total (Cost - $21,388,242)                                                                                          21,388,480
                                                                                                               -------------------

Total Short-Term Investments (Cost - $25,787,447)                                                                      25,639,186
                                                                                                               -------------------

Total Investments - 77.2% (Cost - $87,365,830)                                                                         85,751,926
                                                                                                               -------------------

Other Assets and Liabilities - 22.8%                                                                                   25,291,523
                                                                                                               -------------------

Net Assets - 100.0%                                                                                         US       $111,043,449
                                                                                                               ===================




Summary of Abbreviations
ARP            Argentine Peso
CD             Certificate of Deposit
FRN            Floating Rate Note
GRD            Greek Drachma
HUF            Hungarian Forint
IRB            Interest Reduction Bond
IDR            Indonesian Rupiah
MXN            Mexican Peso
PLZ            Polish Zloty
ZAR            South African Rand

*        Interest rate shown represents yield to maturity at date of purchase.
@      Security, or a portion thereof, is held in a margin account to cover open financial futures contracts.
(a)     Face amount shown in U.S. dollars unless otherwise indicated.
(b)     Security exempt from registration under Rule 144A of Securities Act of
      1933.  These  securities  may  be  resold  in  transactions   exempt  from
     registration, normally to qualified institutional buyers. At December 31, 1997, these securities were valued at $5,100,000 or 4.6% of net assets.
(c)     Zero coupon security.

See Notes to Financial Statements.



===============================================================================
Statements of Assets and Liabilities
December 31, 1997
                                                              U.S. Portfolios
=============================================================================

                                                                                    Money Market          U.S. Short-Term
                                                                                      Portfolio              Portfolio

Assets
Investments in securities, at value (Cost - $26,010,805 and
   $492,891,152, respectively)                                                       $    26,010,805      $     492,609,347     `


Cash
                                                                                                   -                    723

Interest receivable                                                                          134,215              1,907,135

Receivable for securities sold
                                                                                                   -                171,115

Variation margin receivable                                                                        -
                                                                                                                     57,400

Deferred organizational costs
                                                                                              14,763                      -

Other assets                                                                                  10,042                 24,993

                                                                                ---------------------  ---------------------
                                                                                ---------------------  ---------------------
   Total assets
                                                                                          26,169,825            494,770,713

                                                                                ---------------------  ---------------------

Liabilities
Payable for securities purchased
                                                                                                   -              7,813,998
Accrued expenses and other liabilities                                                        17,607                 51,067

                                                                                ---------------------  ---------------------
                                                                                ---------------------  ---------------------
   Total liabilities                                                                          17,607              7,865,065

                                                                                ---------------------  ---------------------

Net Assets                                                                        $       26,152,218          $ 486,905,648


                                                                                =====================  =====================
Shares Outstanding (par value $0.001)                                                     26,130,865             49,833,948

                                                                                =====================  =====================

Net Asset Value Per Share
                                                                                            $   1.00                $  9.77

                                                                                =====================  =====================

Components of Net Assets as of December 31, 1997 were as follows:
Capital stock at par value ($0.001)
                                                                                          $   26,131                $49,834


Capital stock in excess of par value
                                                                                          26,104,734            496,009,146

Undistributed investment income, net                                                               -
                                                                                                                    255,606
Accumulated net realized gain (loss) on investments, financial futures                        21,353
and                                                                                                             (9,235,380)

   options contracts, and foreign currency-related transactions
Net unrealized (depreciation) on investments, financial futures contracts and translation of other assets and liabilities denominated in foreign currency
                                                                                                   -              (173,558)

                                                                                ---------------------  ---------------------
                                                                                =====================  =====================
                                                                                  $       26,152,218       $   486,905,648

                                                                                =====================  =====================


See Notes to Financial Statements.



===============================================================================
Statements of Assets and Liabilities (continued)
December 31, 1997
                                                                U.S. Portfolios
===============================================================================

                                                                                    Stable Return         Mortgage Total
                                                                                      Portfolio          Return Portfolio


Assets
Investments in securities, at value (Cost - $45,772,142
   and $1,064,924,871, respectively)                                               $      45,865,213      $   1,072,716,862


Cash
                                                                                                 621                    452

                                                                                                ,110
Receivable for securities sold                                                                                   13,071,723
                                                                                                   -
Receivable for securities sold short
                                                                                                   -                 54,375

Interest receivable                                                                          438,125              5,183,282


Receivable for fund shares sold
                                                                                                   -              5,000,000

Other receivables                                                                                                    47,446
                                                                                                   -
                                                                                ---------------------  ---------------------
   Total assets                                                                           46,303,959          1,096,074,140


                                                                                ---------------------  ---------------------

Liabilities
Payable for securities purchased                                                           6,247,931            426,657,714


Payable for fund shares redeemed
                                                                                                   -             12,000,000
Unrealized depreciation on swap                                                                    -              1,161,000

Interest payable on securities sold short
                                                                                                   -                690,988

Payable for variation margin                                                                   2,109                205,725

Accrued expenses and other liabilities
                                                                                              24,703                 87,462

                                                                                ---------------------  ---------------------
                                                                                ---------------------  ---------------------
   Total liabilities
                                                                                           6,274,743            440,802,889

                                                                                ---------------------  ---------------------

Net Assets                                                                             $  40,029,216            655,271,251
              $

                                                                                =====================  =====================

Shares Outstanding (par value $0.001)                                                      4,029,563             63,597,535


                                                                                =====================  =====================

Net Asset Value Per Share
                                                                                         $     9.93               $   10.30


                                                                                =====================  =====================

Components of Net Assets as of December 31, 1997 were as follows:
Capital stock at par value ($0.001)
                                                                                          $   4,030                 $63,598


Capital stock in excess of par value                                                      39,970,237
                                                                                                                648,368,538

Undistributed investment income, net                                                           9,921                      -
Temporary overdistribution of investment income, net                                               -            (5,770,131)
Accumulated net realized gain (loss) on investments, short sales, financial futures,
   swap and option contracts, and foreign currency-related transactions                                           6,045,426
                                                                                            (42,790)

Netunrealized appreciation on investments,  short sales, financial futures, swap and options contracts, and translation of other assets and
   liabilities denominated in foreign currency                                                                    6,563,820
                                                                                              87,818

                                                                                ---------------------  ---------------------
                                                                                =====================  =====================
                                                                                        $ 40,029,216    $       655,271,251


                                                                                =====================  =====================


See Notes to Financial Statements.

==============================================================================
Statements of Assets and Liabilities (continued)
December 31, 1997                                       Global & International
                                                                    Portfolios
===============================================================================

                                                                                    Worldwide             Worldwide-Hedged
                                                                                    Portfolio                 Portfolio

Assets
Investments in securities, at value (Cost - $83,834,287 and
   $81,289,638, respectively)                                                       $   84,430,672       $       81,965,622


Cash
                                                                                               666                      221

Foreign cash  (Cost - $1,773,719 and $685,739, respectively)
                                                                                         1,677,392                  642,985

Interest receivable                                                                        933,026                  783,768

Net unrealized appreciation of forward foreign exchange contracts                                -
                                                                                                                    498,150

Variation margin receivable                                                                 31,896                   11,454

Other assets
                                                                                             2,307                    4,346

                                                                               --------------------      -------------------
                                                                               --------------------      -------------------
   Total assets                                                                         87,075,959               83,906,546

                                                                               --------------------      -------------------

Liabilities
Payable for securities purchased
                                                                                         3,434,402                3,481,665

Net unrealized depreciation of forward foreign exchange contracts
                                                                                         1,284,075                        -

Distribution payable
                                                                                            86,303                        -

Accrued expenses and other liabilities
                                                                                            35,435                   35,284

                                                                               --------------------      -------------------
                                                                               --------------------      -------------------
   Total liabilities
                                                                                         4,840,215                3,516,949

                                                                               --------------------      -------------------

Net Assets                                                                           $  82,235,744              $80,389,597


                                                                               ====================      ===================

Shares Outstanding (par value $0.001)                                                    8,733,103                7,158,173

                                                                               ====================      ===================

Net Asset Value Per Share                                                                $    9.42                  $ 11.23

                                                                               ====================      ===================

Components of Net Assets as of December 31, 1997 were as follows:
Capital stock at par value ($0.001)                                                        $ 8,733                $   7,158


Capital stock in excess of par value
                                                                                        91,694,831               79,926,768

Temporary overdistribution of investment income, net                                      (18,120)                (300,387)

Accumulated net realized (loss) on investments, financial futures contracts
   and foreign currency-related transactions                                           (8,691,068)                (427,361)


Net unrealized appreciation (depreciation) on investments, financial futures contracts
 and translation of other assets and liabilities denominated in foreign
currency                                                                                 (758,632)                1,183,419

                                                                               --------------------      -------------------
                                                                               ====================      ===================
                                                                                 $     82,235,744            $   80,389,597

                                                                               ====================      ===================



See Notes to Financial Statements.


=============================================================================
Statements of Assets and Liabilities (continued)
December 31, 1997                                      Global & International
                                                                   Portfolios
=============================================================================

                                                                                 International        International-Hedged
                                                                                  Portfolio                  Portfolio

Assets
Investments in securities, at value (Cost - $71,632,933 and
   $290,427,312, respectively)                                                $       71,691,328            $   291,797,145

Cash
                                                                                             199                          -
Foreign cash  (Cost - $347,339 and $1,137,198, respectively)
                                                                                         287,503                    769,227

Swap contract receivable                                                                       -                  3,940,856
Interest receivable
                                                                                         511,834                  2,503,294
Variation margin receivable
                                                                                          19,642                    157,172
Receivable for securities sold
                                                                                               -                    124,617
Other assets
                                                                                           3,594                      5,285
                                                                                --------------------      ---------------------
                                                                                --------------------      ---------------------
   Total assets
                                                                                      72,514,100                299,297,596
                                                                                --------------------      ---------------------

Liabilities
Payable for securities purchased
                                                                                       3,472,309                  5,877,202
Net unrealized depreciation of forward foreign exchange contracts                      1,354,326                 10,016,699
Due to custodian
                                                                                               -                    351,602
Accrued expenses and other liabilities
                                                                                          34,827                     46,813
                                                                                --------------------      ---------------------
                                                                                --------------------      ---------------------
   Total liabilities                                                                   4,861,462                 16,292,316

                                                                                --------------------      ---------------------

Net Assets                                                                          $ 67,652,638               $283,005,280

                                                                                ====================      =====================

Shares Outstanding (par value $0.001)                                                  7,124,727                 28,159,718

                                                                                ====================      =====================

Net Asset Value Per Share                                                              $    9.50                   $  10.05

                                                                                ====================      =====================

Components of Net Assets as of December 31, 1997 were as follows:
Capital stock at par value ($0.001)
                                                                                  $        7,125                $    28,160

Capital stock in excess of par value                                                  68,854,081                280,370,828

Undistributed investment income, net                                                     232,458                 13,349,601
Accumulated net realized (loss) on investments, financial futures contracts and foreign currency-related transactions
                                                                                       (221,253)                (1,750,956)
Net unrealized  (depreciation)  on investments,  financial futures contracts and translation of other assets and liabilities denominated
  in foreign currency                                                                (1,219,773)                (8,992,353)
                                                                                --------------------      ---------------------
                                                                                ====================      =====================
                                                                                  $  67,652,638           $    283,005,280

                                                                                ====================      =====================



See Notes to Financial Statements.



==============================================================================
Statements of Assets and Liabilities (continued)
December 31, 1997                                       Global & International
                                                                    Portfolios
==============================================================================

                                                                                                 Emerging Markets
                                                                                                     Portfolio



Assets
Investments in securities, at value (Cost - $87,365,830)                                              $ 85,751,926

Cash  (Cost - $329,511)                                                                                    320,675
Receivable for fund shares sold                                                                         44,900,000
Interest receivable
                                                                                                         1,460,891
Net unrealized appreciation of forward foreign exchange contracts
                                                                                                           601,606
Other assets
                                                                                                             4,196
                                                                                              ---------------------
                                                                                              ---------------------
   Total assets
                                                                                                       133,039,294
                                                                                              ---------------------

Liabilities
Payable for fund shares purchased
                                                                                                        13,730,857
Payable for securities purchased
                                                                                                         7,942,191
Payable for variation margin                                                                               149,453
Distribution payable
                                                                                                           101,501
Accrued expenses and other liabilities
                                                                                                            71,843
                                                                                              ---------------------
                                                                                              ---------------------
   Total liabilities                                                                                    21,995,845
                                                                                              ---------------------

Net Assets                                                                                           $ 111,043,449

                                                                                              =====================

Shares Outstanding (par value $0.001)
                                                                                                        11,577,402
                                                                                              =====================

Net Asset Value Per Share                                                                                $    9.59

                                                                                              =====================

Components of Net Assets as of December 31, 1997 were as follows:
Capital stock at par value ($0.001)                                                                      $  11,577

Capital stock in excess of par value
                                                                                                       113,460,880
Undistributed investment income, net                                                                        63,424
Accumulated net realized (loss) on investments, financial futures contracts and foreign currency-related transactions
                                                                                                         (993,496)
Net unrealized  (depreciation)  on investments,  financial futures contracts and translation of other assets and liabilities denominated
  in foreign currency                                                                                  (1,498,936)
                                                                                              ---------------------
                                                                                              =====================
                                                                                                    $ 111,043,449

                                                                                              =====================


See Notes to Financial Statements.



===============================================================================
Statements of Operations
For the Year Ended December 31, 1997
                                                                U.S. Portfolios
===============================================================================

                                                                                    Money Market          U.S. Short-Term
                                                                                      Portfolio              Portfolio

Investment Income
Interest                                                                                $ 1,440,860             $29,520,346

                                                                                ---------------------  ---------------------

Expenses
Investment advisory fees                                                                      38,178              1,465,400

Administration fees
                                                                                              13,160                267,418
Custodian fees
                                                                                              17,365                197,017
Audit fees                                                                                    16,000                 31,619

Shareholder recordkeeping fees
                                                                                               4,159                 33,329
Legal fees                                                                                       628                 11,271

Directors' fees
                                                                                               3,497                 20,919
Amortization of organizational expenses                                                       17,607                      -
Other fees and expenses
                                                                                               6,059                 60,917
                                                                                ---------------------  ---------------------

   Total operating expenses                                                                  116,653              2,087,890


Waiver of investment advisory and administration fees
                                                                                            (40,059)              (866,748)
                                                                                ---------------------  ---------------------

   Operating expenses, net
                                                                                              76,594              1,221,142

Interest expense
                                                                                                   -                 48,774
                                                                                ---------------------  ---------------------

   Total expenses
                                                                                              76,594              1,269,916
                                                                                ---------------------  ---------------------

Investment income, net                                                                     1,364,266             28,250,430

                                                                                ---------------------  ---------------------

Net Realized and Unrealized Gain (Loss) on Investments, Financial
Futures and Options Contracts, and Foreign Currency-Related Transactions

Net realized (loss) on investments
                                                                                                   -            (2,651,557)

Net realized (loss) on financial futures and options contracts
                                                                                                   -              (848,196)

Net realized gain on foreign currency-related transactions
                                                                                                   -                815,928

Net unrealized (depreciation) on investments
                                                                                                   -              (580,696)

Net unrealized (depreciation) on financial futures and options contracts
                                                                                                   -               (54,669)

Net unrealized (depreciation) on other assets and liabilities denominated in foreign currency
                                                                                                   -               (15,391)
                                                                                ---------------------  ---------------------

Net realized and unrealized (loss) on investments, financial futures
   contracts and foreign currency-related transactions                                                          (3,334,581)
                                                                                                   -
                                                                                ---------------------  ---------------------

Net Increase in Net Assets Resulting From Operations                                  $    1,364,266          $   24,915,849

                                                                                =====================  =====================



See Notes to Financial Statements.


==============================================================================
Statements of Operations (continued)
For the Year Ended December 31, 1997
                                                                U.S. Portfolios
===============================================================================

                                                                                    Stable Return         Mortgage Total
                                                                                      Portfolio          Return Portfolio


Investment Income
Interest                                                                              $    2,022,269           $ 36,656,250

                                                                                ---------------------  ---------------------

Expenses
Investment advisory fees                                                                     105,714              1,683,408
Administration fees
                                                                                              16,528                327,923
Custodian fees
                                                                                              25,266                340,257
Audit fees
                                                                                              23,368                 49,434
Shareholder recordkeeping fees
                                                                                               2,162                  3,572
Legal fees
                                                                                                 591                 14,003
Directors' fees                                                                                1,464                 28,336

Other fees and expenses
                                                                                              10,588                 54,889
                                                                                ---------------------  ---------------------

   Total operating expenses                                                                  185,681              2,501,822

Waiver of investment advisory fees                                                          (95,075)              (396,902)
                                                                                ---------------------  ---------------------

   Operating expenses, net                                                                    90,606             2,104,920


Interest expense
                                                                                              89,594                504,345
                                                                                ---------------------  ---------------------

   Total expenses
                                                                                             180,200              2,609,265
                                                                                ---------------------  ---------------------

Investment income, net                                                                     1,842,069             34,046,985

                                                                                ---------------------  ---------------------

Net Realized and Unrealized Gain (Loss) on
Investments, Short Sales, Financial Futures and Options
Contracts, and Foreign Currency-Related Transactions

Net realized gain (loss) on investments
                                                                                            (27,410)            24,170,460

Net realized (loss) on short sales
                                                                                                   -            (1,848,595)

Net realized gain (loss) on financial futures and options contracts
                                                                                              21,996            (7,148,665)

Net realized gain on foreign currency-related transactions
                                                                                             235,708                      -

Net unrealized appreciation (depreciation) on investments
                                                                                            (21,097)              6,611,054

Net unrealized (depreciation) on financial futures and options contracts
                                                                                             (5,253)              (504,496)

Net unrealized (depreciation) on translation of other assets and liabilities denominated in foreign currency
                                                                                             (3,941)                      -
                                                                                ---------------------  ---------------------

Net realized and unrealized gain on investments, short sales, financial
   futures and options contracts, and foreign currency-related transactions                  200,003             21,279,758
                                                                                ---------------------  ---------------------


Net Increase in Net Assets Resulting From Operations                                 $     2,042,072            $ 55,326,743

                                                                                =====================  =====================


See Notes to Financial Statements.

================================================================================
Statements of Operations (continued)
For the Year Ended December 31, 1997                     Global & International
                                                                     Portfolios
================================================================================

                                                                                      Worldwide          Worldwide-Hedged
                                                                                      Portfolio              Portfolio

Investment Income
Interest                                                                             $     4,715,933          $   3,303,669

                                                                                ---------------------  ---------------------

Expenses
Investment advisory fees
                                                                                             324,786                230,026
Administration fees
                                                                                              40,802                 31,338
Custodian fees
                                                                                              77,076                 67,416
Audit fees
                                                                                              30,496                 29,751
Shareholder recordkeeping fees
                                                                                               9,051                  3,904
Legal fees
                                                                                               1,908                  1,640
Directors' fees
                                                                                               4,284                  2,774
Other fees and expenses
                                                                                              15,109                  9,203
                                                                                ---------------------  ---------------------

   Total operating expenses                                                                  503,512                376,052


Waiver of investment advisory fees                                                          (16,320)              (117,276)

                                                                                ---------------------  ---------------------

   Operating expenses, net                                                                   487,192                258,776
                                                                                ---------------------  ---------------------


Investment income, net                                                                     4,228,741              3,044,893
                                                                                ---------------------  ---------------------


Net Realized and Unrealized Gain (Loss) on Investments, Financial
Futures Contracts and Foreign Currency-Related Transactions

Net realized (loss) on investments
                                                                                         (2,441,074)              (557,886)

Net realized gain on financial futures contracts                                           1,448,322              1,230,636

Net realized gain (loss) on foreign currency-related transactions
                                                                                            (38,795)              2,366,434

Net unrealized appreciation on investments
                                                                                             826,456                619,763

Net unrealized appreciation on financial futures contracts
                                                                                              58,693                 87,196

Net unrealized appreciation (depreciation) on translation of other assets
   and liabilities denominated in foreign currency                                       (1,724,114)                320,050

                                                                                ---------------------  ---------------------

Netrealized  and  unrealized  gain  (loss)  on  investments,  financial  futures contracts and foreign currency-related transactions
                                                                                         (1,870,512)              4,066,193
                                                                                ---------------------  ---------------------

Net Increase in Net Assets Resulting From Operations                                  $   2,358,229              $7,111,086

                                                                                =====================  =====================



See Notes to Financial Statements.

===============================================================================
Statements of Operations (continued)
For the Year Ended December 31, 1997                     Global & International
                                                                     Portfolios
===============================================================================


                                                                                      International     International-Hedged
                                                                                      Portfolio              Portfolio


Investment Income
Interest
                                                                                        $   2,638,192      $        8,391,776
                                                                                ---------------------  ---------------------

Expenses
Investment advisory fees
                                                                                             182,344                820,055
Administration fees
                                                                                              24,888                152,302
Custodian fees
                                                                                              70,294                143,550
Audit fees
                                                                                              29,528                 31,501
Shareholder recordkeeping fees                                                                 1,202                  5,264

Legal fees                                                                                     1,889                  3,068
Directors' fees
                                                                                               2,263                  9,951
Other fees and expenses
                                                                                               6,742                 21,947
                                                                                ---------------------  ---------------------

   Total operating expenses                                                                  319,150              1,187,638


Waiver of investment advisory fees                                                          (45,630)              (319,700)

                                                                                ---------------------  ---------------------

   Operating expenses, net                                                                   273,520                867,938
                                                                                ---------------------  ---------------------


Investment income, net
                                                                                           2,364,672              7,523,838
                                                                                ---------------------  ---------------------

Net Realized and Unrealized Gain (Loss) on Investments, Financial
Futures and Swap Contracts, and Foreign Currency-Related Transactions

Net realized (loss) on investments
                                                                                         (1,341,995)            (7,332,801)

Net realized gain on financial futures contracts
                                                                                             976,568              6,806,798

Net realized gain (loss) on foreign currency-related transactions
                                                                                           (585,156)             18,046,707

Net unrealized appreciation (depreciation) on investments
                                                                                           (138,195)              1,247,986

Net unrealized appreciation on financial futures contracts
                                                                                             230,858                458,204

Net unrealized (depreciation) on other assets and liabilities
   denominated in foreign currency                                                       (1,426,302)           (10,020,618)

                                                                                ---------------------  ---------------------

Netrealized and unrealized  gain (loss) on  investments,  financial  futures and swap contracts, and foreign currency-related transactions
                                                                                         (2,284,222)              9,206,276
                                                                                ---------------------  ---------------------

Net Increase in Net Assets Resulting From Operations
                                                                                        $    80,450    $         16,730,114

                                                                                =====================  =====================



See Notes to Financial Statements.

===============================================================================
Statements of Operations (continued)
For the Period from August 12, 1997* to December 31, 1997
                             Global & International
                                                                    Portfolios
===============================================================================

                                                                                                 Emerging Markets
                                                                                                     Portfolio



Investment Income
Interest
                                                                                                     $    2,266,849
                                                                                              ----------------------

Expenses
Investment advisory fees
                                                                                                            191,177
Administration fees
                                                                                                             18,709
Custodian fees
                                                                                                             32,628
Audit fees                                                                                                   16,000
Shareholder recordkeeping fees
                                                                                                              1,031
Legal fees                                                                                                      614
Directors' fees                                                                                                 508
Other fees and expenses
                                                                                                              1,367
                                                                                              ----------------------

   Total operating expenses
                                                                                                            262,034
                                                                                              ----------------------

Investment income, net
                                                                                                          2,004,815
                                                                                              ----------------------

Net Realized and Unrealized Gain (Loss) on Investments, Financial
Futures Contracts and Foreign Currency-Related Transactions

Net realized (loss) on investments
                                                                                                           (98,148)

Net realized (loss) on financial futures contracts
                                                                                                          (888,203)

Net realized gain on foreign currency-related transactions
                                                                                                             56,279

Net unrealized (depreciation) on investments                                                            (1,613,903)

Net unrealized (depreciation) on financial futures contracts
                                                                                                          (409,159)

Net unrealized appreciation on other assets and liabilities
   denominated in foreign currency
                                                                                                            524,126
                                                                                              ----------------------

Net realized and unrealized (loss) on investments, financial futures contracts and foreign currency-related transactions
                                                                                                        (2,429,008)
                                                                                              ----------------------

Net (Decrease) in Net Assets Resulting From Operations                                                $   (424,193)


                                                                                          ======================


* Commencement of Operations.
See Notes to Financial Statements.





===============================================================================
Statements of Changes In Net Assets

                                                               U.S. Portfolios
==============================================================================

                                                        Money Market Portfolio              U.S. Short-Term Portfolio


                                                    Year Ended         Year Ended         Year Ended          Year Ended
                                                  Dec. 31, 1997       Dec. 31, 1996      Dec. 31, 1997      Dec. 31, 1996


Increase (Decrease) in Net
Assets From Operations
Investment income, net
                                                       $ 1,364,266        $   1,295,319   $      28,250,430        $ 27,489,851

Net realized gain (loss) on investments,
financial futures and options contracts, and
foreign currency-related transactions                           -               9,381        (2,683,825)        (1,791,633)


Net unrealized appreciation (depreciation) on investments, financial futures and options contracts, and translation of other assets and liabilities
denominated in foreign currency                                 -                   -          (650,756)            130,799



Net increase in net assets resulting
from operations
                                                        1,364,266           1,304,700         24,915,849         25,829,017
                                                 -----------------  ------------------ ------------------  -----------------

Distributions to Shareholders
From investment income, net                             1,364,266           1,295,319         28,250,430         27,489,851


From net realized gain on investments                           -               2,870                  -                  -

                                                 -----------------  ------------------ ------------------  -----------------

Total Distributions
                                                        1,364,266           1,298,189         28,250,430         27,489,851
                                                 -----------------  ------------------ ------------------  -----------------

Capital Share Transactions, Net                         1,105,195           (829,641)        134,983,515      (100,507,754)

                                                 -----------------  ------------------ ------------------  -----------------

Total increase (decrease) in net assets
                                                        1,105,195           (823,130)        131,648,934      (102,168,588)

Net Assets
Beginning of year
                                                       25,047,023          25,870,153        355,256,714        457,425,302
                                                 -----------------  ------------------ ------------------  -----------------

End of year
                                                  $    26,152,218   $      25,047,023   $    486,905,648      $ 355,256,714
                                                 =================  ================== ==================  =================

Undistributed investment income, net               $            -   $                -  $        255,606      $      19,640



See Notes to Financial Statements.

===========================================================================
Statements of Changes In Net Assets (continued)

                                                                U.S. Portfolios
===========================================================================

                                                        Stable Return Portfolio           Mortgage Total Return Portfolio
                                                 ------------------------------------- -------------------------------------

                                                    Year Ended         Year Ended         Year Ended         Year Ended
                                                  Dec. 31, 1997       Dec. 31, 1996     Dec. 31, 1997       Dec. 31, 1996*
----------------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net
Assets From Operations
Investment income, net                              $   1,842,069       $   1,304,748  $  34,046,985        $     4,606,608


Net realized gain on investments, short sales,
financial futures and options contracts, and
                                                          230,294             178,550     15,173,200                379,214
foreign currency-related transactions

Net  unrealized  appreciation   (depreciation)  on  investments,   short  sales,
financial  futures and options  contracts,  and  translation of other assets and liabilities denominated in foreign currency
                                                         (30,291)              88,861      6,106,558                457,263
                                                 -----------------  ------------------ -----------------  ------------------

Net increase in net assets resulting
from operations
                                                        2,042,072           1,572,159     55,326,743              5,443,085
                                                 -----------------  ------------------ -----------------  ------------------

Distributions to Shareholders
From investment income, net
                                                        1,842,069           1,304,748        34,046,985           4,606,608

In excess of investment income, net                             -                 674         2,828,370           1,260,264


From net realized gain on investments, short
sales,
financial futures and options contracts,
and foreign currency-related transactions                 306,625             138,326        11,071,301             117,184

                                                 -----------------  ------------------ -----------------  ------------------

Total Distributions
                                                        2,148,694           1,443,748     47,946,656              5,984,056
                                                 -----------------  ------------------ -----------------  ------------------

Capital Share Transactions, Net
                                                      (1,964,623)          36,891,983    426,901,375            221,530,760
                                                 -----------------  ------------------ -----------------  ------------------

Total increase (decrease) in net assets
                                                      (2,071,245)          37,020,394       434,281,462         220,989,789

Net Assets
Beginning of year
                                                       42,100,461           5,080,067       220,989,789                   -
                                                 -----------------  ------------------ -----------------  ------------------

End of year
                                                  $    40,029,216      $   42,100,461     $ 655,271,251     $   220,989,789
                                                 =================  ================== =================  ==================

Undistributed (overdistributed)
investment income, net
                                                  $         9,921      $            -       (5,770,131)         (1,260,264)





* The Portfolio commenced operations on April 29, 1996.

See Notes to Financial Statements.

============================================================================
Statements of Changes In Net Assets (continued)
                             Global & International
                                                                  Portfolios
============================================================================

                                                          Worldwide Portfolio               Worldwide-Hedged Portfolio
                                                 ------------------------------------- -------------------------------------

                                                    Year Ended         Year Ended         Year Ended          Year Ended
                                                   Dec. 31, 1997      Dec. 31, 1996      Dec. 31, 1997       Dec. 31, 1996


Increase (Decrease) in Net Assets
From Operations
Investment income, net
                                                   $    4,228,741      $   5,238,427   $       3,044,893       $  1,548,703

Net realized gain (loss) on investments,
financial futures contracts and
foreign currency-related transactions
                                                      (1,031,547)             613,278          3,039,184          1,460,511

Net unrealized  appreciation  (depreciation)  on investments,  financial futures contracts,  and  translation  of other  assets and  liabilities  denominated  in foreign currency
                                                        (838,965)         (1,097,710)          1,027,009          (304,218)
                                                 -----------------  ------------------ ------------------  -----------------

Net increase in net assets resulting
from operations
                                                       2,358,229            4,753,995          7,111,086          2,704,996
                                                 -----------------  ------------------ ------------------  -----------------

Distributions to Shareholders
From investment income, net
                                                        1,610,613           5,238,427          3,044,893          1,548,703

In excess of investment income, net                       932,993                   -                  -            977,659


From net realized gain on investments,
financial futures contracts and foreign
currency-related transactions                                   -             738,137          2,913,718                  -


From capital stock in excess of par value               1,685,135             794,254                          -                  -

                                                 -----------------  ------------------ ------------------  -----------------

Total Distributions
                                                        4,228,741           6,770,818          5,958,611          2,526,362
                                                 -----------------  ------------------ ------------------  -----------------

Capital Share Transactions, Net
                                                        9,166,819         (9,229,917)         49,213,465          1,590,193
                                                 -----------------  ------------------ ------------------  -----------------

Total increase (decrease) in net assets                 7,296,307        (11,246,740)         50,365,940          1,768,827

Net Assets
Beginning of year
                                                       74,939,437          86,186,177         30,023,657         28,254,830
                                                 -----------------  ------------------ ------------------  -----------------

End of year
                                                  $    82,235,744      $   74,939,437     $   80,389,597    $    30,023,657
                                                 =================  ================== ==================  =================

Undistributed (overdistributed)
investment income, net
                                                  $      (18,120)      $             -    $    (300,387)    $       268,063




See Notes to Financial Statements.

===============================================================================
Statements of Changes In Net Assets (continued)
                             Global & International
                                                                    Portfolios
===============================================================================

                                                                                               International-Hedged
                                                       International Portfolio                      Portfolio
                                                 ------------------------------------- -------------------------------------
                                                    Year Ended         Year Ended         Year Ended         Year Ended
                                                  Dec. 31, 1997      Dec. 31, 1996*     Dec. 31, 1997       Dec. 31, 1996

Increase (Decrease) in Net Assets
From Operations
Investment income, net
                                                      $ 2,364,672          $  836,419    $    7,523,838       $   2,486,212

Net realized gain (loss) on investments,  financial  futures and swap contracts, and foreign currency-related transactions
                                                        (950,583)             518,846         17,520,704            454,698

Net unrealized appreciation (depreciation) on investments, financial futures and swap contracts,  and translation of other assets and liabilities  denominated in foreign currency
                                                      (1,333,639)             113,867         (8,314,428)       (1,599,754)
                                                 -----------------  ------------------ -----------------  ------------------

Net increase in net assets resulting
from operations
                                                           80,450           1,469,132         16,730,114         1,341,156
                                                 -----------------  ------------------ -----------------  ------------------

Distributions to Shareholders
From investment income, net
                                                          643,069             836,419          7,523,838         2,486,212

In excess of investment income, net                             -                   -         3,539,829                   -


From net realized gain on investments,
financial futures and swap contracts, and
foreign currency-related transactions                   1,002,367             276,295         1,697,755             454,698


In excess of net realized gain on investments,
financial futures and swap contracts, and
foreign currency-related transactions                           -                   -                 -             801,949


From capital stock in excess of par value               1,721,603                   -                 -           1,305,588

                                                 -----------------  ------------------ -----------------  ------------------

Total Distributions
                                                        3,367,039           1,112,714        12,761,422           5,048,447
                                                 -----------------  ------------------ -----------------  ------------------

Capital Share Transactions, Net
                                                       35,193,290          35,389,519       152,391,477          96,347,515
                                                 -----------------  ------------------ -----------------  ------------------

Total increase in net assets
                                                       31,906,701          35,745,937       156,360,169          92,640,224

Net Assets
Beginning of year
                                                       35,745,937                  -         126,645,111         34,004,887
                                                 -----------------  ------------------ -----------------  ------------------

End of year
                                                   $   67,652,638      $   35,745,937     $  283,005,280   $    126,645,111
                                                 =================  ================== =================  ==================

Undistributed investment income, net
                                                   $      232,458      $            -     $   13,349,601   $              -




* The Portfolio commenced operations on May 9, 1996.
See Notes to Financial Statements.

=============================================================================
Statements of Changes In Net Assets (continued)
                             Global & International
                                                                     Portfolios
=============================================================================


                                                                                Emerging Markets
                                                                                  Portfolio
                                                                                --------------------------

                                                                                  Period Ended
                                                                                 Dec. 31, 1997*

Increase (Decrease) in Net Assets
From Operations
Investment income, net                                                          $          2,004,815

Net realized (loss) on investments,
financial futures contracts and
foreign currency-related transactions
                                                                                            (930,072)

Net unrealized (depreciation) on
investments, financial futures contracts
and translation of other assets and liabilities
denominated in foreign currency                                                           (1,498,936)
                                                                                --------------------------

Net (decrease) in net assets resulting
from operations                                                                             (424,193)
                                                                                --------------------------

Distributions to Shareholders
From investment income, net                                                                 2,004,815
                                                                                --------------------------

Capital Share Transactions, Net                                                           113,472,457
                                                                                --------------------------

Total increase in net assets                                                              111,043,449

Net Assets
Beginning of period                                                                                 -
                                                                                --------------------------

End of period                                                                    $        111,043,449
                                                                                ==========================

Undistributed investment income, net                                             $             63,424



* The Portfolio commenced operations on August 12, 1997.


See Notes to Financial Statements.






==============================================================================
Financial Highlights

                                                  Money Market Portfolio
=============================================================================

                                                                                                           Period From
                                                                Year Ended                                Nov. 1, 1993*

For a share outstanding                Dec. 31,        Dec. 31,          Dec. 31,          Dec. 31,             to
throughout the period:                   1997            1996              1995              1994         Dec. 31, 1993


Per Share Data
Net asset value, beginning of
period                                 $        1.00     $     1.00       $      1.00         $    1.00     $       1.00


Increase From
Investment Operations
Investment income, net                                                                                                   **
                                               0.05           0.05              0.06              0.04              0.00

Net realized gain on investments
                                                  -            0.00 **          0.00**            0.00                -
                                    ---------------- --------------    --------------    --------------   ---------------

Total from investment operations
                                               0.05           0.05              0.06              0.04              0.00
                                    ---------------- --------------    --------------    --------------   ---------------

Less Distributions
From investment income, net                                                                                              **
                                               0.05           0.05              0.06              0.04              0.00

From net realized gain on
investments                                       -           0.00 **              -               -                   -

In excess of net realized gain on
investments                                       -              -                 -              0.00 **              -
                                    ---------------- --------------    --------------    --------------   ---------------

Total distributions
                                               0.05           0.05              0.06              0.04              0.00
                                    ---------------- --------------    --------------    --------------   ---------------

Net asset value, end of period

                                        $      1.00      $    1.00       $      1.00        $     1.00      $       1.00
                                    ================ ==============    ==============    ==============   ===============

Total Return                                  5.46%          5.18%             5.74%             4.13%             0.44% (c)

Ratios/Supplemental Data
Net assets, end of period (000's)
                                       $     26,152      $  25,047       $     25,870           22,006             2,336


Ratio of operating expenses to
average
net assets (a)                                0.30%          0.40%             0.40%             0.40%             0.40% (b)

Ratio of investment income,
net to average net assets (a)                 5.33%          5.05%             5.58%             4.16%             2.67% (b)

Decrease in above expense ratios
due to waiver of investment
advisory and administration fees
and reimbursement
of other expenses                             0.16%          0.30%             0.37%             0.64%            25.54% (b)



(a) Net of waivers and reimbursements (b) Annualized (c) Not annualized * Commencement of Operations ** Rounds to less than $.01

See Notes to Financial Statements.

===============================================================================
Financial Highlights (continued)

                                                 U.S. Short-Term Portfolio
===============================================================================


                                                                                  Year Ended

For a share outstanding                                Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,     Dec. 31,
throughout the period:                                   1997          1996          1995          1994          1993

Per Share Data
Net asset value, beginning of period
                                                     $      9.85      $   9.88     $    9.89     $    9.98     $   10.00
                                                      -----------   -----------   -----------   -----------   -----------

Increase (Decrease) From
Investment Operations
Investment income, net
                                                            0.57          0.55          0.56          0.44          0.32

Net realized and unrealized (loss) on
investments, financial futures and
options
contracts, and foreign
currency-related transactions                             (0.08)        (0.03)        (0.01)        (0.08)        (0.03)
                                                      -----------   -----------   -----------   -----------   -----------

Total from investment operations
                                                            0.49          0.52          0.55          0.36         0.29
                                                      -----------   -----------   -----------   -----------   -----------

Less Distributions
From investment income, net                                                                                         0.31
                                                            0.57          0.55          0.56          0.45

In excess of investment income, net                            -             -          0.00 *        0.00  *          -

                                                      -----------   -----------   -----------   -----------   -----------

Total distributions                                         0.57          0.55          0.56          0.45          0.31
                                                      -----------   -----------   -----------   -----------   -----------

Net asset value, end of period
                                                       $    9.77     $    9.85     $    9.88      $   9.89    $     9.98
                                                      ===========   ===========   ===========   ===========   ===========

Total Return                                               5.09%         5.45%         5.71%         3.71%         2.88%

Ratios/Supplemental Data
Net assets, end of period (000's)
                                                       $ 486,906    $  355,257    $  457,425  $    290,695  $    417,728

Ratio of operating expenses to average
net assets, exclusive of interest                          0.25%         0.27%         0.40%         0.40%         0.40%
expense (a)

Ratio of operating expenses to average
net assets, inclusive of interest                          0.26%         0.40%         0.51%         0.43%         0.48%
expense (a)

Ratio of investment income,
net to average net assets (a)                              5.78%         5.62%         5.64%         4.14%         3.28%

Decrease in above expense ratios due
to
waiver of investment advisory fees                         0.18%         0.05%         0.07%         0.08%         0.03%


(a) Net of waivers
* Rounds to less than $0.01


See Notes to Financial Statements.

==============================================================================
Financial Highlights (continued)

                                                  Stable Return Portfolio
==============================================================================

                                                                                                            Period From
                                                                Year Ended                                   July 26,
                                                                                                               1993*

For a share outstanding               Dec. 31,          Dec. 31,          Dec. 31,         Dec. 31,             to
throughout the period:                   1997             1996             1995             1994          Dec. 31, 1993


Per Share Data
Net asset value, beginning of
period                                $      9.93       $      10.00      $       9.55      $      9.95       $     10.00

Increase (Decrease) From
Investment Operations
Investment income, net
                                             0.62              0.55              0.60             0.43              0.14

Net  realized  and  unrealized  gain (loss) on  investments,  financial  futures contracts and foreign currency-related transactions
                                             0.08            (0.04)              0.45           (0.40)              0.05
                                    --------------    --------------    --------------   --------------    --------------

Total from investment operations
                                             0.70              0.51              1.05             0.03              0.19
                                    --------------    --------------    --------------   --------------    --------------

Less Distributions
From investment income, net
                                             0.62              0.55              0.60             0.43              0.14

In excess of investment income, net             -              0.00 **              -                -                 -


From net realized gain  on
investments, financial futures
contracts and foreign                        0.08              0.03                 -                -              0.03
currency-related transactions

In excess of net realized gain on
investments, financial futures
contracts and foreign
currency-related transactions                   -                 -                 -                -              0.07
                                    --------------    --------------    --------------   --------------    --------------

Total distributions
                                             0.70              0.58              0.60             0.43              0.24
                                    --------------    --------------    --------------   --------------    --------------

Net asset value, end of period
                                      $      9.93        $     9.93       $     10.00     $       9.55        $     9.95
                                    ==============    ==============    ==============   ==============    ==============

Total Return                                7.21%             5.29%            11.26%            0.29%             1.78% (c)

Ratios/Supplemental Data
Net assets, end of period (000's)
                                     $    40,029         $   42,100       $     5,080    $       4,338        $    3,482

Ratio of operating expenses to average
net assets, exclusive of interest           0.30%             0.31%             0.50%            0.50%             0.50% (b)
expense (a)

Ratio of operating expenses to average
net assets, inclusive of interest           0.60%             0.49%             1.41%            1.74%             0.50% (b)
expense (a)

Ratio of investment income,
net to average net assets (a)               6.10%             5.79%             6.09%            4.43%             3.68% (b)

Decrease in above expense ratios
due to waiver of investment
advisory fees
and reimbursement of other expenses         0.31%             0.15%             0.53%            0.57%             1.46% (b)

Portfolio  turnover                        1,292%            1,387%            1,075%             343%            1,841%


(a) Net of waivers and reimbursements (b) Annualized (c) Not annualized * Commencement of Operations ** Rounds to less than $.01 See Notes to Financial Statements.

=============================================================================
Financial Highlights (continued)

                                              Mortgage Total Return Portfolio
=============================================================================

                                                                                                          Period From
For a share outstanding                                                              Year Ended         April 29, 1996*
throughout the period:                                                              Dec. 31, 1997      to Dec. 31, 1996


Per Share Data
Net asset value, beginning of period
                                                                                        $     10.16      $         10.00

Increase From Investment Operations
Investment income, net                                                                         0.68                 0.41

Net realized and unrealized gain on investments, short sales,
and financial futures and options contracts                                                    0.32                 0.23
                                                                                  ------------------   ------------------

Total from investment operations                                                               1.00                 0.64
                                                                                  ------------------   ------------------

Less Distributions
From investment income, net                                                                    0.63                 0.41

In excess of investment income, net                                                            0.05                 0.06

From net realized gain on investments, short sales,
and financial futures and options contracts                                                    0.18                 0.01
                                                                                  ------------------   ------------------

Total distributions                                                                            0.86                 0.48
                                                                                  ------------------   ------------------

Net asset value, end of period
                                                                                     $        10.30     $          10.16
                                                                                  ==================   ==================

Total Return                                                                                 10.19%                6.54% (c)

Ratios/Supplemental Data
Net assets, end of period (000's)
                                                                                 $         655,271       $       220,990

Ratio of operating expenses to average net assets, exclusive of interest expense              0.38%                0.45% (b)
(a)

Ratio of operating expenses to average net assets, inclusive of interest expense              0.47%                0.88% (b)
(a)

Ratio of investment income, net to average net assets  (a)                                    6.07%                7.61% (b)

Decrease in above expense ratios due to waiver of investment
advisory fees and reimbursement of other expenses                                             0.07%                0.10% (b)

Portfolio turnover                                                                           3,396%                 590%



(a) Net of waivers and reimbursements
(b) Annualized
(c) Not annualized
* Commencement of Operations

See Notes to Financial Statements.


===============================================================================
Financial Highlights (continued)

                                                    Worldwide Portfolio
===============================================================================

                                                                                   Year Ended
                                                      -------------------------------------------------------------------
For a share outstanding                                Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,     Dec. 31,
throughout the period:                                   1997          1996          1995          1994          1993


Per Share Data
Net asset value, beginning of period
                                                       $    9.64     $    9.83     $    9.27      $  10.02   $     9.98
                                                      -----------   -----------   -----------   -----------   -----------

Increase (Decrease) From
Investment Operations
Investment income, net                                                                                              0.45
                                                            0.49          0.53          0.58          0.50

Net realized and unrealized gain
(loss) on investments, financial
futures contracts                                         (0.22)          0.01          0.56        (0.74)          1.04
and foreign currency-related
transactions
                                                      -----------   -----------   -----------   -----------   -----------

Total from investment operations
                                                            0.27          0.54          1.14        (0.24)          1.49
                                                      -----------   -----------   -----------   -----------   -----------

Less Distributions
From investment income, net
                                                            0.19          0.53          0.30          0.20          0.45

In excess of investment income, net                         0.11             -             -          0.01             -

From net realized gain on
investments, financial futures
contracts and foreign                                          -          0.09             -             -          0.87
currency-related transactions

In excess of net realized gain on
investments, financial futures
contracts                                                      -             -             -             -          0.13
and foreign currency-related
transactions

From capital stock in excess of par                         0.19          0.11          0.28          0.30             -
value
                                                      -----------   -----------   -----------   -----------   -----------

Total distributions
                                                            0.49          0.73          0.58          0.51           1.45
                                                      -----------   -----------   -----------   -----------   -----------

Net asset value, end of period
                                                      $    9.42      $     9.64    $    9.83    $     9.27    $     10.02
                                                      ===========   ===========   ===========   ===========   ===========

Total Return                                               2.93%         5.77%        12.60%       (2.25%)        15.86%

Ratios/Supplemental Data
Net assets, end of period (000's)
                                                      $  82,236      $   74,939    $  86,186    $   53,721    $  217,163

Ratio of operating expenses to
average net assets, exclusive of                           0.60%         0.60%         0.60%         0.60%         0.59%
interest expense (a)

Ratio of operating expenses to
average net assets, inclusive of                           0.60%         0.60%         0.60%         0.63%         0.86%
interest expense (a)

Ratio of investment income,
net to average net assets (a)                              5.21%         5.52%         6.13%         5.11%         4.48%

Decrease in above expense ratios due
to waiver of investment advisory
fees and reimbursement of other                            0.02%         0.05%         0.30%         0.02%             -
expenses

Portfolio turnover                                          713%        1,126%        1,401%        1,479%        1,245%





(a) Net of waivers and reimbursements


See Notes to Financial Statements.


===============================================================================
Financial Highlights (continued)

                                                Worldwide-Hedged Portfolio
===============================================================================

                                                                                   Year Ended
                                                      -------------------------------------------------------------------
For a share outstanding                                Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,     Dec. 31,
throughout the period:                                   1997          1996          1995          1994          1993
--------------------------------------                -------------------------------------------------------------------

Per Share Data
Net asset value, beginning of period
                                                       $   10.91    $    10.85     $    10.41    $   10.08     $    9.85
                                                      -----------   -----------   -----------   -----------   -----------

Increase From
Investment Operations
Investment income, net
                                                            0.53          0.62          0.45          0.34          0.45

Net realized and unrealized gain on
investments, financial futures
contracts                                                   0.80          0.43          0.66          0.43          0.76
and foreign currency-related
transactions
                                                      -----------   -----------   -----------   -----------   -----------

Total from investment operations
                                                            1.33          1.05          1.11          0.77         1.21
                                                      -----------   -----------   -----------   -----------   -----------

Less Distributions
From investment income, net
                                                            0.59          0.62          0.67          0.44         0.45

In excess of investment income, net                            -          0.37             -          0.00  *          -

From net realized gain on
investments, financial futures
contracts, and foreign                                      0.42             -             -             -          0.53
currency-related transactions
                                                      -----------   -----------   -----------   -----------   -----------

Total distributions
                                                            1.01          0.99          0.67          0.44          0.98
                                                      -----------   -----------   -----------   -----------   -----------

Net asset value, end of period
                                                       $   11.23     $   10.91     $   10.85     $   10.41    $    10.08
                                                      ===========   ===========   ===========   ===========   ===========

Total Return                                              12.60%        10.03%        11.00%         7.84%        12.89%

Ratios/Supplemental Data
Net assets, end of period (000's)
                                                       $  80,390     $  30,024     $   28,255    $    273        41,138


Ratio of operating expenses to
average net assets, exclusive of
interest    expense (a)                                    0.45%         0.45%         0.45%         0.60%         0.60%

Ratio of operating expenses to
average net assets, inclusive of
interest                                                   0.45%         0.45%         0.45%         0.65%         0.86%
expense (a)

Ratio of investment income, net to
average net assets (a)                                     5.29%         5.71%         5.84%         4.72%         4.49%

Decrease in above expense ratios due
to waiver of investment advisory
fees and reimbursement of other                            0.20%         0.24%         0.54%         0.17%         0.09%
expenses

Portfolio Turnover                                          704%        1,087%          500%        1,622%        1,254%


(a) Net of waivers and reimbursements
* Rounds to less than $0.01


See Notes to Financial Statements.

===============================================================================
Financial Highlights (continued)

                                                  International Portfolio
===============================================================================

                                                                                                          Period from
                                                                                     Year Ended         May 9, 1996* to
For a share outstanding                                                             December 31,       December 31, 1996
throughout the period:                                                                  1997


Per Share Data
Net asset value, beginning of period
                                                                                     $        10.20      $         10.00

Increase (Decrease) From
Investment Operations
Investment income, net                                                                         0.50                 0.38

Net realized and unrealized gain (loss) on investments, financial futures
contracts and foreign currency-related transactions                                          (0.56)                 0.28
                                                                                  ------------------   ------------------

Total from investment operations                                                             (0.06)                 0.66
                                                                                  ------------------   ------------------

Less Distributions
From investment income, net                                                                    0.14                 0.38

From net realized gain on investments, financial futures contracts
and foreign currency-related transactions                                                      0.14                 0.08

From capital stock in excess of par value                                                      0.36                    -
                                                                                  ------------------   ------------------

Total distributions                                                                            0.64                 0.46
                                                                                  ------------------   ------------------

Net asset value, end of period
                                                                                       $       9.50        $       10.20
                                                                                  ==================   ==================

Total Return                                                                                (0.43%)                6.66% (c)

Ratios/Supplemental Data
Net assets, end of period (000's)
                                                                                       $    67,653         $      35,746

Ratio of operating expenses to average net assets (a)                                         0.60%                0.60% (b)

Ratio of investment income, net to average net assets (a)                                     5.19%                5.73% (b)

Decrease in above expense ratios due to waiver of investment advisory fees                    0.10%                0.32% (b)

Portfolio Turnover                                                                             809%                 539%


(a) Net of waivers
(b) Annualized
(c) Not annualized
* Commencement of Operations


See Notes to Financial Statements.

============================================================================
Financial Highlights (continued)

                                               International-Hedged Portfolio
============================================================================

                                                                                                              Period from
For a share outstanding                                              Year ended                              Mar. 25, 1993*

throughout the period:                         Dec. 31,        Dec. 31,       Dec. 31,       Dec. 31,        to Dec. 31,
                                                 1997            1996           1995            1994            1993

Per Share Data
Net asset value, beginning of period           $    9.80      $   10.19       10.00***        10.39          10.00



Increase  (Decrease) From
Investment Operations
Investment income, net                               0.41            0.47       0.19           0.20              0.44


Net realized and unrealized gain (loss) on
invest-ments, financial futures, options
and swap con-tracts, and foreign                     0.43          (0.15)           0.19         (0.46)              0.78
currency-related transactions
                                             -------------    ------------   ------------    -----------    --------------

Total from investment operations                     0.84            0.32           0.38         (0.26)              1.22
                                             -------------    ------------   ------------    -----------    --------------

Less Distributions
From investment income, net                          0.36            0.47           0.19           0.20              0.44

In excess of investment income, net                  0.17               -           0.00 (c)          -                 -

From net realized gain on investments,
financial futures, options and swap
contracts, and foreign currency-related              0.06            0.05              -           0.50              0.39
transactions

In excess of net realized gain on
investments,
financial futures, options and swap
contracts, and
foreign currency-related transactions                   -            0.09              -              -                 -

From capital stock in excess of par value               -            0.10              -              -                 -
                                             -------------    ------------   ------------    -----------    --------------

Total distributions                                  0.59            0.71           0.19           0.70              0.83
                                             -------------    ------------   ------------    -----------    --------------

Net asset value, end of period                 $    10.05       $    9.80        $ 10.19        $  9.43**          $10.39

                                             =============    ============   ============    ===========    ==============

Total Return                                        8.77%           3.18%         13.45% (b)    (2.53%)            16.37% (b)

Ratios/Supplemental Data
Net assets, end of period (000's)
                                                $ 283,005       $ 126,645       $ 34,005        $       -      $   17,867


Ratio of operating expenses
to average net assets (a)                           0.42%           0.60%          0.60% (b)      0.57%             0.60% (b)

Ratio of investment income,
net to average net assets (a)                       3.67%           4.65%          6.12% (b)      2.87%             5.86% (b)

Decrease in above expense ratios due to
waiver of investment advisory fees and
reimbursement of other expenses                     0.16%           0.06%          0.17% (b)      0.49%             0.28% (b)

Portfolio Turnover                                   712%            784%           764%         1,282%              855%


(a) Net of waivers and reimbursements (b) Annualized (c) Rounds to less than $0.01 * Commencement of Operations
** Represents net asset value per share at December 30, 1994. The Portfolio was fully liquidated on December 30, 1994 based on this net asset value.
*** The Portfolio recommenced operations on September 14, 1995.


See Notes to Financial Statements.

==============================================================================
Financial Highlights (continued)

                                                Emerging Markets Portfolio
==============================================================================

                                                                                                Period from
                                                                                            August 12, 1997* to
For a share outstanding December 31, 1997 throughout the period:

Per Share Data
Net asset value, beginning of period
                                                                                                    $     10.00

Increase (Decrease) From
Investment Operations
Investment income, net                                                                                     0.29

Net realized and unrealized (loss) on investments, financial futures
contracts and foreign currency-related transactions                                                      (0.41)
                                                                                            --------------------

Total from investment operations                                                                         (0.12)
                                                                                            --------------------

Less Distributions
From investment income, net                                                                                0.29
                                                                                            --------------------

Net asset value, end of period                                                                                $
                                                                                                           9.59
                                                                                            ====================

Total Return                                                                                            (1.20)% (b)

Ratios/Supplemental Data
Net assets, end of period (000's)                                                                             $
                                                                                                        111,043

Ratio of operating expenses to average net assets                                                         1.03% (a)

Ratio of investment income, net to average net assets                                                     7.87% (a)

Portfolio Turnover                                                                                          16%

(a) Annualized
(b) Not annualized
* Commencement of Operations




See Notes to Financial Statements.

========================================================================
Notes to Financial Statements
December 31, 1997
========================================================================

1. Organization

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently has thirteen Portfolios, nine of which were active as of December 31, 1997. The nine active Portfolios are: Money Market Portfolio ("Money Market"); U.S. Short-Term Portfolio ("U.S. Short-Term"); Stable Return Portfolio ("Stable Return"); Mortgage Total Return Portfolio ("Mortgage"); Worldwide Portfolio ("Worldwide"); Worldwide-Hedged Portfolio ("Worldwide-Hedged"); International Portfolio
("International");        International-Hedged       Portfolio
("International-Hedged"); and Emerging Markets Portfolio ("Emerging Markets"). Emerging Markets commenced operations on August 12, 1997. The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser").

2. Summary of Significant Accounting Policies

Net Asset Value

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio, other than Money Market, Mortgage, International-Hedged and Emerging Markets. The NAV of Money Market is calculated by the Fund's Accounting Agent as of 12:00 p.m. Eastern time on each Business Day. The NAV of Mortgage, International-Hedged and Emerging Markets is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Valuation

Except for Money Market, all investments are valued daily at their market price, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

All investments in Money Market are valued daily using the amortized cost valuation method which approximates market value and is consistent with Rule 2a-7 of the Investment Company Act of 1940.

Expenses

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

Income Tax

There is no provision for Federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.


=============================================================================
Notes to Financial Statements (continued)
December 31, 1997
=============================================================================

2. Summary of Significant Accounting Policies (continued)

At December 31,1997, the Portfolios had the following capital loss carryforwards to offset future net capital gains, to the extent provided by regulations. Net realized losses attributable to security transactions after October 31, 1997, are treated for federal income tax purposes as arising on the first day of the Portfolio's next fiscal year.

         Portfolio              Carryforward Amount             Expiration Date


        U.S. Short-Term                     $1,404,714        December 31, 2001
                                             1,779,703        December 31, 2002
                                             1,335,380        December 31, 2003
                                             1,594,356        December 31, 2004
                                             2,755,320        December 31, 2005
         Worldwide                           8,656,739        December 31, 2002
         Worldwide-Hedged                      408,761        December 31, 2002
         Emerging Markets                      745,597        December 31, 2005

Dividends to Shareholders

It is the policy of the Portfolios, other than Mortgage, to declare dividends daily from net investment income. Mortgage declares dividends monthly from net investment income on the last Business Day of each month. Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that those differences which are permanent in nature result in overdistributions to shareholders, amounts are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par value.

During the year ended December 31, 1997, the Portfolios reclassified the following book to tax differences [increases (decreases)]:



                                   Undistributed Investment       Accumulated Net Realized        Capital Stock in Excess
Portfolio                                 Income, Net                     Gain/Loss                     of Par Value
U. S. Short-Term                             $ 235,966            $         (235,966)                 $           -
Stable Return                                    9,921                        (9,921)                             -
Mortgage                                   (1,681,497)                     1,681,497                              -
Worldwide                                     (18,120)                     2,508,257                     (2,490,137)
Worldwide-Hedged                             (568,450)                       577,636                         (9,186)
International                                  232,458                     1,489,145                     (1,721,603)
International-Hedged                        16,889,430                   (16,873,180)                       (16,250)
Emerging Markets                                63,424                       (63,424)                              -




=============================================================================
Notes to Financial Statements (continued)
December 31, 1997
=============================================================================

2. Summary of Significant Accounting Policies (continued)

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.

Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment Advisory Agreements and Affiliated Transactions

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The investment advisory fees to be paid to the Investment Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term, Worldwide, and Worldwide-Hedged, and monthly for Money Market, Stable Return, Mortgage, International, International-Hedged and Emerging Markets.

From time to time, the Investment Adviser has agreed to waive its investment advisory fee and reimburse the Portfolios for any expenses (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement (reflecting certain waivers), the investment advisory fee per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice.


                                              Current             Investment             Current
                                             Investment            Advisory              Expense
                    Portfolio               Advisory Fee      Fee per Agreement            Cap
          ----------------------------------------------------------------------------------------------

          Money Market                         0.10%*              0.10%                 0.25%
          U.S. Short-Term                      0.15%               0.30%                 0.25%
          Stable Return                        0.15%               0 35%                 0.30%
          Mortgage                             0.10%**             0.30%                 0.25%
          Worldwide                            0.40%               0.40%                 0.60%
          Worldwide-Hedged                     0.25%               0.40%                 0.45%
          International                        0.40%               0.40%                 0.60%
          International-Hedged                 0.10%***            0.40%                 0.30%
          Emerging Markets                     0.75%               0.75%                 1.50%
         * Reduced from 0.25% on May 1, 1997.        *** Reduced from 0.40% on
         ** Reduced from 0.30% on October 1, 1997.       September 1, 1997.



===============================================================================
Notes to Financial Statements (continued)
December 31, 1997
===============================================================================

3.    Investment    Advisory    Agreements    and   Affiliated
Transactions (continued)

Directors' fees of $73,996 were allocated among the Portfolios and paid for the year ended December 31, 1997 to Directors who are not employees of the Investment Adviser. Effective February 12, 1997, Directors who are not employees of the Investment Adviser receive an annual retainer of $20,000, payable quarterly and $1,000 per meeting attended.

As of December 31, 1997, the Investment Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 74.7% of the Fund's total net assets and therefore, may be deemed a control person.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities (including U.S. Government securities), other than short-term investments, for the year ended December 31, 1997 for each of the Portfolios were as follows:


                                               Purchase Cost of         Proceeds from Sales of
                     Portfolio              Investment Securities        Investment Securities


           Money Market                      $             -             $               -
           U.S. Short-Term                     3,197,865,140                 3,046,546,871
           Stable Return                         444,356,398                   431,422,762
           Mortgage                           32,069,821,192                31,555,553,433
           Worldwide                             381,316,624                   362,575,990
           Worldwide-Hedged                      252,177,357                   218,770,875
           International                         215,615,135                   200,554,935
           International-Hedged                1,251,771,857                 1,052,611,158
           Emerging Markets                       66,749,930                     5,998,245


The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes at December 31, 1997 for each of the Portfolios were as follows:


                                           Unrealized                Unrealized
                 Portfolio                Appreciation              Depreciation                 Net

          U.S. Short-Term              $        251,254          $       533,059        $     (281,805)

          Stable Return                         144,252                   51,181                 93,071
          Mortgage                           13,048,972                5,256,981              7,791,991
          Worldwide                           1,286,242                  689,857                596,385
          Worldwide-Hedged                      969,677                  293,693                675,984
          International                         323,700                  265,305                 58,395
          International-Hedged                2,950,353                1,580,520              1,369,833
          Emerging Markets                      781,531                2,395,435            (1,613,904)


The cost of securities owned by each Portfolio at December 31, 1997 for Federal tax purposes was substantially the same as for financial statement purposes.

5. Forward Foreign Exchange Contracts

Each Portfolio, except Money Market, may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The

==========================================================================
Notes to Financial Statements (continued)
December 31, 1997
==========================================================================

5. Forward Foreign Exchange Contracts (continued)

gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's custodian will place and maintain cash not available for investment, U.S. Government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 1997, Worldwide had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


                                                                                                                 Unrealized
    Contract                                                            Cost/                                   Appreciation
     Amount                                                            Proceeds               Value            (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------

Forward Foreign Exchange Buy Contracts
       1,300,000   Australian Dollar closing 2/25/98               $          912,054    $          848,441  $          (63,613)
       3,332,898   Canadian Dollar closing 2/25/98                          2,384,047             2,336,575             (47,473)
      33,021,454   French Franc closing 2/25/98                             5,803,521             5,504,187            (299,334)
      43,155,957   German Deutschemark closing 2/25/98                     24,933,908            24,086,894            (847,014)
       3,210,265   Great British Pound closing 2/25/98                      5,354,315             5,269,706             (84,609)
   7,381,001,074   Italian Lira closing 2/25/98                             4,352,750             4,174,098            (178,652)
   2,561,106,721   Japanese Yen closing 2/25/98                            20,582,081            19,801,708            (780,373)
     789,918,531   Spanish Peseta closing 2/25/98                           5,370,605             5,194,827            (175,777)
       2,983,088   Swedish Krona closing 2/25/98                              399,878               376,637             (23,241)


Forward Foreign Exchange Sell Contracts
       9,327,851   Danish Krone closing 2/25/98                             1,438,318             1,366,326                71,993
      48,508,144   German Deutschemark closing 2/25/98                     27,841,832            27,074,142               767,690
       3,702,731   Great British Pound closing 2/25/98                      6,129,792             6,078,097                51,695
   1,048,782,614   Japanese Yen closing 2/25/98                             8,321,970             8,108,872               213,098
       2,564,629   New Zealand Dollar closing 2/25/98                       1,595,199             1,483,663               111,536
                                                                                                               ===================
                                                                                                                    $ (1,284,075)
                                                                                                               ===================

===============================================================================
Notes to Financial Statements (continued)
December 31, 1997
===============================================================================

5. Forward Foreign Exchange Contracts (continued)

At December 31, 1997, Worldwide-Hedged had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


                                                                                                                 Unrealized
      Contract                                                          Cost/                                   Appreciation
       Amount                                                          Proceeds               Value            (Depreciation)

Forward Foreign Exchange Buy Contracts
      19,929,158   German Deutschemark closing 2/25/98                   $ 11,512,677          $ 11,123,181     $      (389,497)
       1,345,410   Great British Pound closing 2/25/98                      2,260,161             2,208,514             (51,647)
   1,051,979,139   Japanese Yen closing 2/25/98                             8,389,921             8,133,587            (256,334)
     300,000,000   Spanish Peseta closing 2/25/98                           2,006,354             1,972,923             (33,431)


Forward Foreign Exchange Sell Contracts
      13,310,663   Danish Krone closing 2/25/98                             2,052,452             1,949,720              102,732
      38,367,655   German Deutschemark closing 2/25/98                     22,014,518            21,414,370              600,148
       5,137,532   Great British Pound closing 2/25/98                      8,549,934             8,433,348              116,586
   1,099,999,991   Italian Lira closing 2/25/98                               648,696               622,071               26,625
   1,084,600,251   Japanese Yen closing 2/25/98                             8,658,629             8,385,803              272,826
       1,140,431   New Zealand Dollar closing 2/25/98                         895,948               833,304               62,644
       6,096,712   Swedish Krona closing 2/25/98                              817,253               769,755               47,498
                                                                                                            =====================
                                                                                                                        $498,150

                                                                                                            =====================

At December 31, 1997, International had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


                                                                                                               Unrealized
      Contract                                                          Cost/                                 Appreciation
       Amount                                                          Proceeds              Value           (Depreciation)


Forward Foreign Exchange Buy Contracts
       1,229,910   Australian Dollar closing 2/25/98                       $  862,881     $        802,697   $         (60,184)

       3,490,981   Canadian Dollar closing 2/25/98                          2,497,125            2,447,401             (49,724)
      36,912,587   French Franc closing 2/25/98                             6,487,386            6,152,780            (334,606)
      45,533,775   German Deutschemark closing 2/25/98                     26,291,736           25,414,039            (877,697)
       3,077,882   Great British Pound closing 2/25/98                      5,169,475            5,052,396            (117,079)
   7,257,916,302   Italian Lira closing 2/25/98                             4,280,164            4,104,491            (175,673)
   2,346,801,532   Japanese Yen closing 2/25/98                            18,865,956           18,144,765            (721,191)
     726,244,480   Spanish Peseta closing 2/25/98                           4,937,374            4,776,081            (161,293)
       2,482,180   Swedish Krona closing 2/25/98                              332,732              313,394             (19,338)

==============================================================================
Notes to Financial Statements (continued)
December 31, 1997
==============================================================================

5.    Forward Foreign Exchange Contracts (continued)


                                                                                                                Unrealized
      Contract                                                          Cost/                                  Appreciation
       Amount                                                          Proceeds              Value            (Depreciation)

Forward Foreign Exchange Sell Contracts
      12,801,389   Danish Krone closing 2/25/98                          $  1,973,924         $  1,875,123             $ 98,801

      43,410,352   German Deutschemark closing 2/25/98                     24,947,465           24,228,880              718,585
       5,700,816   Great British Pound closing 2/25/98                      9,462,197            9,357,989              104,208
     963,221,270   Japanese Yen closing 2/25/98                             7,643,654            7,447,338              196,316
       1,024,358   New Zealand Dollar closing 2/25/98                         637,150              592,601               44,549
                                                                                                           =====================
                                                                                                               $    (1,354,326)
                                                                                                           =====================

At December 31, 1997, International-Hedged had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


                                                                                                                 Unrealized
      Contract                                                           Cost/                                  Appreciation
       Amount                                                           Proceeds              Value            (Depreciation)

Forward Foreign Exchange Buy Contracts
        8,865,528   Australian Dollar closing 2/25/98               $        6,219,878    $       5,786,057    $       (433,821)
      320,112,300   Belgian Franc closing 2/25/98                            9,017,248            8,673,704            (343,544)
       24,716,896   Canadian Dollar closing 2/25/98                         17,680,183           17,328,124            (352,059)
       39,188,333   Danish Krone closing 2/25/98                             5,831,597            5,740,232             (91,365)
      247,943,854   French Franc closing 2/25/98                            43,576,135           41,328,567          (2,247,568)
      272,781,668   German Deutschemark closing 2/25/98                    157,485,286          152,249,270          (5,236,016)
       28,193,996   Great British Pound closing 2/25/98                     47,141,696           46,280,935            (860,761)
   33,550,417,091   Italian Lira closing 2/25/98                            19,785,469           18,973,404            (812,065)
      491,238,000   Japanese Yen closing 2/5/98                              3,953,180            3,787,465            (165,715)
   17,938,784,538   Japanese Yen closing 2/25/98                           143,937,163          138,697,295          (5,239,868)
       69,373,150   Netherlands Guilder closing 2/25/98                     36,189,337           34,356,580          (1,832,757)
    6,015,544,735   Spanish Peseta closing 2/25/98                          40,831,277           39,560,683          (1,270,594)
       36,247,572   Swedish Krona closing 2/25/98                            4,858,924            4,576,525            (282,399)


============================================================================
Notes to Financial Statements (continued)
December 31, 1997
============================================================================

5.    Forward Foreign Exchange Contracts (continued)


                                                                                                                 Unrealized
      Contract                                                           Cost/                                  Appreciation
       Amount                                                           Proceeds              Value            (Depreciation)

Forward Foreign Exchange Sell Contracts
        1,369,030   Australian Dollar closing 2/25/98                $         900,000    $         893,492  $             6,508
       80,658,600   Belgian Franc closing 2/25/98                            2,200,000            2,185,511               14,489
        3,398,088   Canadian Dollar closing 2/25/98                          2,400,000            2,382,277               17,723
      107,441,712   Danish Krone closing 2/25/98                            16,516,542           15,737,856              778,686
       39,548,090   French Franc closing 2/25/98                             6,700,000            6,592,081              107,919
      384,424,348   German Deutschemark closing 2/25/98                    220,491,440          214,561,070            5,930,370
       30,398,559   Great British Pound closing 2/25/98                     50,206,464           49,899,765              306,699
    8,333,688,000   Italian Lira closing 2/25/98                             4,800,000            4,712,860               87,140
    9,828,659,196   Japanese Yen closing 2/25/98                            77,773,703           75,992,242            1,781,461
        5,164,302   Netherlands Guilder closing 2/25/98                      2,600,000            2,557,585               42,415
      388,928,800   Spanish Peseta closing 2/25/98                           2,600,000            2,557,755               42,245
       11,593,950   Swedish Krona closing 2/25/98                            1,500,000            1,463,822               36,178
                                                                                                            =====================
                                                                                                                $   (10,016,699)
                                                                                                            =====================

At December 31, 1997, Emerging Markets had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


                                                                                                                 Unrealized
      Contract                                                           Cost/                                  Appreciation
       Amount                                                           Proceeds              Value            (Depreciation)

Forward Foreign Exchange Buy Contracts
       4,896,000   Brazilian Real closing 6/2/98                    $       4,000,000      $      4,056,337    $          56,337
       1,937,618   European Currency Unit closing 3/3/98                    2,168,273             2,135,882             (32,391)
     942,500,000   Greek Drachma closing 3/3/98                             3,317,055             3,320,122                3,067
      15,817,000   Hong Kong Dollar closing 4/23/98                         2,000,000             2,017,946               17,946
     488,250,000   Turkish Lira closing 10/8/98                             1,500,000             1,817,491              317,491


Forward Foreign Exchange Sell Contracts
       2,963,865   European Currency Unit closing 3/3/98                    3,317,055             3,267,137               49,918
       8,546,585   German Deutschemark closing 2/25/98                      4,938,488             4,768,482              170,006
       1,155,248   German Deutschemark closing 10/8/98                        670,001               652,596               17,405
     615,000,000   Greek Drachma closing 3/3/98                             2,168,272             2,166,445                1,827
                                                                                                            =====================
                                                                                                                $        601,606
                                                                                                            =====================

Each Portfolio, other than Money Market, may enter into foreign currency transactions in the spot markets in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts. At Decemebr 31, 1997, no Portfolio had an outstanding purchase or sale of foreign currency in the spot markets.



==============================================================================
Notes to Financial Statements (continued)
December 31, 1997
==============================================================================

6. Financial Futures Contracts

Each Portfolio, other than Money Market, may enter into financial futures contracts to hedge its interest rate and foreign currency risk. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments.

Investments in financial futures contracts require the Portfolio to "mark to market" open financial futures contracts on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At December 31, 1997, the Portfolios placed U.S. Treasury Bills or other liquid securities or cash in segregated accounts for the benefit of the broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

          ----------------------------- -----------------------------
                                             December 31, 1997
                   Portfolio                  Collateral Value
          ----------------------------- -----------------------------

          U.S. Short-Term                  $       644,411
          Stable Return                             19,982
          Mortgage                               3,336,951
          Worldwide                                798,710
          Worldwide-Hedged                         598,884
          International                            599,032
          International-Hedged                   3,194,841


As of December 31, 1997, U.S. Short-Term had the following open financial futures contracts:


                                                      Value          Unrealized
                                                   Covered by      Appreciation
Contracts                                            Contracts

Long Futures Contracts
     40      March '98 Euro Dollars             $    9,404,548    $      17,952
    274      June '98 Euro Dollars                  64,447,488           86,361
    118      September '98 Euro Dollars             27,773,432            3,768
                                                              =================
                                                                   $    108,081
                                                              =================


As of December 31, 1997, Stable Return had the following open financial futures contracts:


                                                     Value
                                                  Covered by       Unrealized
Contracts                                         Contracts      (Depreciation)

   Short Futures Contracts
     9       March '98 5 Year U. S. Treasury Notes  $ 972,372     $   (5,253)
                                                                   ============


=============================================================================
Notes to Financial Statements (continued)
December 31, 1997
=============================================================================

6.    Financial Futures Contracts (continued)

As of December 31, 1997, Mortgage had the following open financial futures contracts:


                                                                  Value           Unrealized
                                                               Covered by        Appreciation
  Contracts                                                     Contracts       (Depreciation)


      Long Futures Contracts


    19      March '98 2 Year U. S. Treasury Notes            $ 3,946,168              $    785

    697     December '98 Euro Dollars                          163,925,182                 505
            Short Futures Contracts


    11      March '98 10 Year U. S. Treasury Notes               1,229,876             (3,843)
    99      March '98 5 Year U. S. Treasury Notes               10,756,417               2,542
    99      March '98 U. S. Treasury Bonds                      11,898,011            (28,395)
    704     June '98 10 Year U. S. Treasury Notes               78,897,235            (38,765)
                                                                                ====================
                                                                                $     (67,171)
                                                                                ====================


As of December 31, 1997, Worldwide had the following open financial futures contracts:



                                                                                   Value
                                                                                 Covered by         Unrealized
  Contracts                                                     Currency         Contracts         Appreciation

Long Futures Contracts


    29      March '98 LIFFE Deutsche Bundes                        DEM         $  4,173,255             $ 29,123

    46      March '98 5 Year Deutsche Bundes                       DEM            6,660,138                  686
    18      March '98 LIFFE Long Gilt                              GBP            1,757,316               37,385
     2      March '98 TSE Japanese Gov't. 10 Year Bond             JPY            1,981,748                9,049
    35      March '98 CBT 5 Year Treasury Notes                    USD            3,780,664               21,211
    37      March '98 10 Year U. S. Treasury Notes                 USD            4,139,581               10,200
                                                                                               ---------------------
                                                                                                       $ 107,654

                                                                                               =====================


As of December 31, 1997, Worldwide-Hedged had the following open financial futures contracts:


                                                                                   Value
                                                                                 Covered by         Unrealized
  Contracts                                                     Currency         Contracts         Appreciation


Long Futures Contracts


    45      March '98 LIFFE Deutsche Bundes                        DEM        $   6,440,476    $          80,455
    36      March '98 5 Year Deutsche Bundes                       DEM            5,212,214                  526
     1      March '98 TSE Japanese Gov't. 10 Year Bond             JPY              990,874                4,525
                                                                                               ---------------------
                                                                                               $          85,506

                                                                                               =====================



==============================================================================
Notes to Financial Statements (continued)
December 31, 1997
==============================================================================

6.    Financial Futures Contracts (continued)

As of December 31, 1997, International had the following open financial futures contracts:


                                                                                   Value
                                                                                 Covered by         Unrealized
  Contracts                                                     Currency         Contracts         Appreciation


Long Futures Contracts


    78      March '98 LIFFE 10 Year Deutsche Bundes                DEM         $ 11,176,024           $  126,925

    45      March '98 5 Year Deutsche Bundes                       DEM            6,515,261                  664
     4      March '98 TSE Japanese Gov't. 10 Year Bond             JPY            3,963,497               18,098
                                                                                               ---------------------
                                                                                                $        145,687
                                                                                               =====================


As of December 31, 1997, International-Hedged had the following open financial futures contracts:


                                                                                  Value            Unrealized
                                                                                Covered by        Appreciation
  Contracts                                                     Currency        Contracts        (Depreciation)

Long Futures Contracts


    111     March '98 LIFFE 10 Year Deutsche Bundes               DEM         $  15,886,508     $       198,457
    356     March '98 5 Year Deutsche Bundes                      DEM            51,543,021               5,185
    13      March '98 TSE Japanese Gov't. 10 Year Bond            JPY            12,947,163             (6,979)
    235     March '98 10 Year U. S. Treasury Notes                USD            26,328,166              28,553
    236     March '98 CBT 5 Year Treasury Notes                   USD            25,597,692              37,808
                                                                                              ---------------------
                                                                                                 $      263,024
                                                                                              =====================


As of December 31, 1997, Emerging Markets had the following open financial futures contracts:


                                                                                  Value
                                                                                Covered by         Unrealized
  Contracts                                                     Currency        Contracts        (Depreciation)


Long Futures Contracts


    195     March '98 U. S. Treasury Bonds                        USD         $  23,189,883    $      (301,524)
    25      March '98 CBT 5 Year Treasury Notes                   USD             2,694,017            (21,608)
    89      March '98 10 Year U. S. Treasury Notes                USD             9,895,879            (86,027)
                                                                                              ---------------------
                                                                                               $      (409,159)
                                                                                              =====================

=============================================================================
Notes to Financial Statements (continued)
December 31, 1997
=============================================================================

7. Capital Stock Transactions

As of December 31, 1997, there were 1,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock for Money Market were as follows for the years indicated:


                                                Year Ended                         Year Ended
                                             December 31, 1997                  December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount


Shares sold                                 809,659    $      809,659        1,049,604      $  1,049,604

Shares issued related to

   reinvestment of dividends              1,363,118         1,363,118        1,244,304         1,244,304

                                    -----------------------------------------------------------------------
                                          2,172,777         2,172,777        2,293,908         2,293,908
Shares redeemed                           1,067,582         1,067,582        3,123,549         3,123,549

                                    -----------------------------------------------------------------------

Net increase (decrease)                   1,105,195      $  1,105,195          (829,641)     $   (829,641)


                                    =======================================================================

Transactions in capital stock for U.S. Short-Term were as follows for the years indicated:


                                                Year Ended                         Year Ended
                                             December 31, 1997                  December 31, 1996

                                         Shares            Amount           Shares            Amount


Shares sold                             635,311,236    $6,237,574,780      698,753,332   $ 6,885,689,388

Shares issued related to

   reinvestment of dividends              2,789,536        27,377,336        2,773,655        27,323,767


                                        638,100,772     6,264,952,116      701,526,987     6,913,013,155
Shares redeemed                         624,333,180     6,129,968,601      711,752,445     7,013,520,909



Net increase (decrease)                  13,767,592    $  134,983,515          (10,225,458)  $  (100,507,754)



Transactions in capital stock for Stable Return were as follows for the years indicated:

                                                Year Ended                         Year Ended
                                             December 31, 1997                  December 31, 1996

                                         Shares            Amount           Shares            Amount

Shares sold                               3,788,291  $     37,880,900        3,600,391     $  35,567,661

Shares issued related to

   reinvestment of dividends                215,997         2,148,047          145,519         1,445,423

                                    -----------------------------------------------------------------------
                                          4,004,288        40,028,947        3,745,910        37,013,084
Shares redeemed                           4,216,188        41,993,570           12,241           121,101

                                    -----------------------------------------------------------------------

Net increase (decrease)                   (211,900)     $  (1,964,623)            3,733,669     $  36,891,983

                                    =======================================================================



==============================================================================
Notes to Financial Statements (continued)
December 31, 1997
==============================================================================

7. Capital Stock Transactions (continued)

Transactions in capital stock for Mortgage were as follows for the periods indicated:


                                                Year Ended               Period From April 29, 1996* to
                                             December 31, 1997                  December 31, 1996

                                         Shares            Amount           Shares            Amount


Shares sold                             73,900,117    $   762,614,676      24,698,121     $  251,360,141

Shares issued related to

   reinvestment of dividends             4,663,202         47,946,656         588,076          5,984,056


                                        78,563,319        810,561,332      25,286,197        257,344,197
Shares redeemed                         36,721,484        383,659,957       3,530,497         35,813,437


Net increase                            41,841,835    $   426,901,375      21,755,700     $  221,530,760


*Commencement of Operations

Transactions in capital stock for Worldwide were as follows for the years indicated:


                                                Year Ended                         Year Ended
                                             December 31, 1997                  December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount


Shares sold                              1,920,788    $    18,112,235       4,903,256     $   47,314,387


Shares issued related to

   reinvestment of dividends               343,250          3,210,931         565,816          5,450,078

                                    -----------------------------------------------------------------------
                                         2,264,038         21,323,166       5,469,072         52,764,465
Shares redeemed                          1,304,053         12,156,347       6,462,067         61,994,382

                                    -----------------------------------------------------------------------

Net increase (decrease)                    959,985     $    9,166,819       (992,995)    $   (9,229,917)
                                    =======================================================================

Transactions in capital stock for Worldwide-Hedged were as follows for the years indicated:


                                                Year Ended                         Year Ended
                                             December 31, 1997                  December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount


Shares sold                              3,982,279   $     44,433,183         170,880   $      1,849,300

Shares issued related to

   reinvestment of dividends               530,286          5,958,627         231,838          2,529,368

                                    -----------------------------------------------------------------------
                                         4,512,565         50,391,810         402,718          4,378,668
Shares redeemed                            105,402          1,178,345         256,253          2,788,475

                                    -----------------------------------------------------------------------

Net increase                             4,407,163   $     49,213,465         146,465   $      1,590,193

                                    =======================================================================








===============================================================================
Notes to Financial Statements (continued)
December 31, 1997
===============================================================================

7. Capital Stock Transactions (continued)

Transactions in capital stock for International were as follows for the periods indicated:


                                                Year Ended                 Period From May 9, 1996* to
                                             December 31, 1997                  December 31, 1996

                                         Shares            Amount           Shares            Amount


Shares sold                              3,289,389     $ 32,040,188         3,397,413     $   34,283,766

Shares issued related to

   reinvestment of dividends               351,087          3,365,604         109,492          1,114,153


                                         3,640,476         35,405,792       3,506,905         35,397,919
Shares redeemed                             21,837            212,502             817              8,400



Net increase                             3,618,639    $    35,193,290           3,506,088     $   35,389,519




*Commencement of Operations

Transactions in capital stock for International-Hedged were as follows for the years indicated:


                                                Year Ended                         Year Ended
                                             December 31, 1997                  December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------

Shares sold                             21,516,017     $ 216,244,172       17,293,642     $  174,000,000

Shares issued related to

   reinvestment of dividends             1,252,355         12,577,383         509,355          5,046,775

                                    -----------------------------------------------------------------------
                                        22,768,372        228,821,555      17,802,997        179,046,775
Shares redeemed                          7,532,876         76,430,078       8,214,673         82,699,260

                                    -----------------------------------------------------------------------

Net increase                            15,235,496    $   152,391,477       9,588,324    $    96,347,515

                                    =======================================================================

Transactions in capital stock for Emerging Markets were as follows for the period indicated:

------------------------------------------------------------------------
                                      Period From August 12, 1997* to
                                             December 31, 1997
                                    ------------------------------------
                                         Shares            Amount
------------------------------------------------------------------------

Shares sold                             12,811,892     $ 125,300,000

Shares issued related to

   reinvestment of dividends               197,299          1,903,314

                                    ------------------------------------
                                        13,009,191        127,203,314
Shares redeemed                          1,431,789         13,730,857

                                    ------------------------------------

Net increase                            11,577,402    $   113,472,457

                                    ====================================


* Commencement of Operations

=============================================================================
Notes to Financial Statements (continued)
December 31, 1997
=============================================================================

8. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into the contract, to sell U.S. Government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. U.S. Short-Term, Worldwide, and Worldwide-Hedged may invest only up to 25% of their total assets in repurchase agreements. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Each Portfolio also is permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date. Reverse repurchase agreements for U.S. Short-Term, Worldwide, and Worldwide-Hedged may not exceed 25% of the Portfolio's total assets. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those securities subject to the reverse repurchase agreement.

For the year ended December 31, 1997, the following Portfolios had a maximum amount of reverse repurchase agreements outstanding, average amount of reverse repurchase agreements outstanding, and daily weighted average interest rate as shown:

                                     Maximum                 Average                  Average
             Portfolio               Balance                 Balance                   Rate
      ------------------------ --------------------- ------------------------- ----------------------
      U. S. Short-Term            $  34,607,750         $      890,641                 5.41%
      Stable Return                  11,155,000              1,683,052                 5.29%
      Mortgage                       80,293,750              9,137,515                 5.45%


Each Portfolio will engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness.

9. Options Transactions

For hedging purposes, each Portfolio other than Money Market, may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.




==============================================================================
Notes to Financial Statements (continued)
December 31, 1997
==============================================================================

9. Options Transactions (continued)

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

A summary of put and call options written by U. S. Short-Term for the year ended December 31, 1997 is as follows:


                                                       Calls                             Puts
                                          -------------------------------    ----------------------------
                                             # of                                 # of
                                                            Premiums           Contracts      Premiums
                                          Contracts


Outstanding, beginning of period                      -              $ -         $       -       $    -

Options written
Euro Dollars                                        300          223,329               300       103,329
U. S. Treasury                                       86           16,739               386        75,194

Options closed
Euro Dollars                                        300          223,329               300       103,329
U. S. Treasury                                       86           16,739               386        75,194
                                          ===============================================================
Outstanding, end of period                       $    -          $     -             $   -       $     -

                                          ===============================================================


Net realized loss on written options transactions for the year ended December 31, 1997 was $49,317.

A summary of call options written by Mortgage for the year ended December 31, 1997 is as follows:

-------------------------------------------------------------------------
                                                       Calls
                                          -------------------------------
                                             # of
                                    Premiums
                                          Contracts
-----------------------------------------------------------------------------

Outstanding, beginning of period                      -                $
                                                                       -
Options written
FNMA                                                478        1,183,281
FHLMC                                               102          268,281
U. S. Treasury                                    1,351        2,958,522
Options closed
FNMA                                                303          759,453
U. S. Treasury                                    1,351        2,958,522
Options expired
FNMA                                                175          423,828
FHLMC                                               102          268,281
                                          ===============================
Outstanding, end of period                            -
                                                        $
                                                        -
                                          ===============================

Net realized gain on written options transactions for the year ended December 31, 1997 was $1,213,247.


=============================================================================
Notes to Financial Statements (continued)
December 31, 1997
============================================================================

10. Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows usually are netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices.

Mortgage entered into an interest rate swap contract pursuant to which the Portfolio receives payments based on changes in the London Interbank Offered Rate (LIBOR) applied to a notional amount and makes fixed rate payments based on the same notional amount. The swap contract is designed to enhance the total return of the Portfolio.

The Portfolio records a net receivable or payable and interest for the amount expected to be received or paid in the period. Fluctuations in the value of interest rate swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments.

As of December 31, 1997, Mortgage had entered into the following interest rate swap contract:



                                                                                         Payments
        Swap               Notional           Termination         Payments Made       Received by the        Unrealized
    Counterparty            Amount               Date           by the Portfolio         Portfolio         (Depreciation)
---------------------- ------------------ -------------------- -------------------- -------------------- -------------------
   Morgan Guaranty       $25,000,000        August 3, 1999           6.678%           3 month LIBOR        $(1,161,000)
    Trust Company


International-Hedged entered into a swap agreement pursuant to which the Portfolio agrees to pay the return of a specified global index in exchange for an interest payment based on LIBOR. The effect of such is to hedge the market exposure imbedded in the Portfolio for a current market interest return, plus (or minus) any incremental return achieved in excess of the index return. This type of transaction also serves to hedge currency exposure. The index used pursuant to this hedging technique is the JP Morgan Non-U.S. Traded Total Return Government Bond Index (Unhedged) ("JP Morgan Index").

The Portfolio records a net receivable or payable on a daily basis for the amount expected to be received or paid in the period. Income paid or received on the JP Morgan Index is broken down into an interest component (recorded as interest income or an offset to interest income) and a capital component (recorded as net realized gain or loss on investment). Income received based on LIBOR is recorded as interest income.

At December 31, 1997, International-Hedged had one outstanding swap contract with Morgan Guaranty Trust Company of New York broken down into four lots with the following terms:


             Notional          Termination               Payments Made                      Payments Received by the
              Amount              Date                  by the Portfolio                           Portfolio

           $108,000,000          11/4/98          % change in JP Morgan Index                   LIBOR minus .26%
            103,000,000          8/4/99           % change in JP Morgan Index                   LIBOR minus .26%
              51,000,000         8/4/99           % change in JP Morgan Index                   LIBOR minus .27%
              29,000,000         8/4/99           % change in JP Morgan Index                   LIBOR minus .29%



==============================================================================
Notes to Financial Statements (continued)
December 31, 1997
==============================================================================

11. Segregation of Assets

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Except for Money Market, the Portfolios turn over assets on a frequent basis which would make it impractical to specify individual securities to be used for segregation purposes. Therefore, the Portfolio's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its settled assets.


REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Directors
FFTW Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FFTW Funds, Inc. (comprising, respectively, the Money Market, U.S. Short-Term, Stable Return, Mortgage Total Return, Worldwide, Worldwide-Hedged, International, International-Hedged and Emerging Markets Portfolios) as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting FFTW Funds, Inc. at December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.





New York, New York
February 27, 1998



OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION




OFFICERS AND DIRECTORS                                                       Investment Adviser
                                                                             Fischer Francis Trees & Watts, Inc.
Stephen P. Casper                                                            200 Park Avenue
Director of the Fund                                                         New York, NY  10166

John C Head III                                                              Sub-Adviser
Director of the Fund                                                         Fischer Francis Trees & Watts
                                                                             3 Royal Court
Lawrence B. Krause                                                           The Royal Exchange
Director of the Fund                                                         London, EC3V 3RA

Onder John Olcay                                                             Administrator and Distributor
Chairman of the Board and                                                    AMT Capital Services, Inc.
President of the Fund                                                        600 Fifth Avenue
                                                                             New York, NY  10020
Paul A. Brook
Treasurer of the Fund                                                        Custodian and Fund Accounting Agent
                                                                             Investors Bank & Trust Company
William E. Vastardis                                                         200 Clarendon St.
Secretary of the Fund                                                        Boston, MA  02116

Carla E. Dearing                                                             Transfer and Dividend Disbursing Agent
Assistant Treasurer of the Fund                                              Investors Bank & Trust Company
                                                                             200 Clarendon St.
                                                                             Boston, MA  02116

                                                                             Legal Counsel
                                                                             Dechert Price & Rhoads
                                                                             1500 K Street, N.W.
                                                                             Washington, D.C.  20005-1208

                                                                             Independent Auditors
                                                                             Ernst & Young LLP
                                                                             787 Seventh Avenue
                                                                             New York, NY  10019


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